UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

HSBC GROWTH FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

Value ($)
Affiliated Portfolio — 100.2%
HSBC Growth Portfolio	79,607,109
TOTAL INVESTMENT SECURITIES - 100.2%
(COST $59,531,367)	79,607,109
Other Assets (Liabilities) - (0.2)%	(150,992)
NET ASSETS - 100%	$79,456,117

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Shares	Value ($)
Common Stocks — 99.1%
Aerospace & Defense — 1.0%
Honeywell International, Inc.	7,300	766,865

Airlines — 1.4%
Delta Air Lines, Inc.	24,300	1,077,462

Automobiles — 0.3%
Tesla Motors, Inc. (a)	750	199,613

Banks — 1.0%
Wells Fargo & Co.	13,900	804,393

Biotechnology — 8.3%
Alexion Pharmaceuticals, Inc. (a)	6,115	1,207,346
Biogen, Inc. (a)	2,580	822,452
Celgene Corp. (a)	16,650	2,185,312
Gilead Sciences, Inc.	11,350	1,337,711
Vertex Pharmaceuticals, Inc. (a)	7,495	1,011,825
		6,564,646
Capital Markets — 1.1%
Morgan Stanley	22,500	873,900

Chemicals — 4.4%
Ecolab, Inc.	8,850	1,024,919
Monsanto Co.	5,800	590,962
PPG Industries, Inc.	9,460	1,025,274
Sherwin-Williams Co.	3,015	837,446
		3,478,601
Food & Staples Retailing — 3.2%
Costco Wholesale Corp.	6,400	929,920
CVS Health Corp.	14,150	1,591,451
		2,521,371
Health Care Equipment & Supplies — 3.1%
Boston Scientific Corp. (a)	46,600	808,044
DexCom, Inc. (a)	7,580	641,647
Medtronic plc	12,850	1,007,312
		2,457,003
Health Care Providers & Services — 4.9%
Envision Healthcare Holdings, Inc. (a)	22,800	1,021,440
McKesson Corp.	6,600	1,455,762
UnitedHealth Group, Inc.	11,700	1,420,380
		3,897,582
Hotels, Restaurants & Leisure — 4.4%
Chipotle Mexican Grill, Inc. (a)	1,405	1,042,833
Hilton Worldwide Holdings, Inc. (a)	43,800	1,176,030
Starbucks Corp.	22,800	1,320,804
		3,539,667
Industrial Conglomerates — 1.3%
Danaher Corp.	11,500	1,052,940

Internet & Catalog Retail — 7.3%
Amazon.com, Inc. (a)	4,530	2,428,759
Ctrip.com International Ltd., ADR (a)	11,600	830,328
Netflix, Inc. (a)	6,580	752,160
The Priceline Group, Inc. (a)	1,430	1,778,305
		5,789,552
Internet Software & Services — 12.1%
Alibaba Group Holding Ltd., ADR (a)	18,650	1,461,041
Baidu, Inc., ADR (a)	4,300	742,438
Costar Group, Inc. (a)	3,665	737,728
Facebook, Inc., Class A (a)	28,250	2,655,783
Google, Inc., Class A (a)	2,490	1,637,175
Google, Inc., Class C (a)	2,603	1,628,463
LinkedIn Corp., Class A (a)	4,435	901,458
		9,764,086
IT Services — 8.4%
Cognizant Technology Solutions Corp., Class A (a)	14,700	927,570
MasterCard, Inc., Class A	17,200	1,675,280
PayPal Holdings, Inc. (a)	20,100	777,870
Visa, Inc., Class A	44,300	3,337,562
		6,718,282
Life Sciences Tools & Services — 1.3%
Quintiles Transnational Holdings, Inc. (a)	13,800	1,058,736

Media — 3.9%
Liberty Global plc, Class C (a)	14,450	710,073
The Walt Disney Co.	13,800	1,656,000
Twenty-First Century Fox, Inc., Class A	21,970	757,745
		3,123,818
Multiline Retail — 1.0%
Dollar General Corp.	10,400	835,848

Oil, Gas & Consumable Fuels — 0.2%
Concho Resources, Inc. (a)	1,400	149,184

Pharmaceuticals — 5.0%
Allergan plc (a)	3,800	1,258,370
Bristol-Myers Squibb Co.	13,400	879,576
Mallinckrodt plc (a)	5,400	669,384
Valeant Pharmaceuticals International, Inc. (a)	4,660	1,200,090
		4,007,420
Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.	15,100	1,436,161

Road & Rail — 1.5%
Union Pacific Corp.	12,250	1,195,477

Semiconductors & Semiconductor Equipment — 1.9%
ARM Holdings plc, ADR	17,000	799,680
Avago Technologies Ltd.	5,500	688,270
		1,487,950
Software — 7.6%
Adobe Systems, Inc. (a)	21,800	1,787,382
Intuit, Inc.	5,300	560,581
Mobileye NV (a)	17,500	1,051,750
Salesforce.com, Inc. (a)	12,300	901,590
ServiceNow, Inc. (a)	8,100	652,050
Splunk, Inc. (a)	6,950	486,083
Workday, Inc., Class A (a)	6,900	581,877
		6,021,313
Specialty Retail — 2.5%
The Home Depot, Inc.	9,500	1,111,785
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,120	850,074
		1,961,859
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	31,570	3,829,441

Textiles, Apparel & Luxury Goods — 3.8%
Lululemon Athletica, Inc. (a)	6,900	433,734
NIKE, Inc., Class B	18,800	2,166,136

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

	Shares	Value ($)
Common Stocks, continued
Under Armour, Inc., Class A (a)	4,200	417,186
		3,017,056

Wireless Telecommunication Services — 1.6%
SBA Communications Corp., Class A (a)	10,500	1,267,560

TOTAL COMMON STOCKS
(COST $58,822,044)		78,897,786

Investment Company — 1.1%
Northern Institutional Diversified Assets
Portfolio, Institutional Shares,
0.01% (b)	855,488	855,488
TOTAL INVESTMENT COMPANY
(Cost $855,488)		855,488

TOTAL INVESTMENT SECURITIES
(Cost $59,677,532) — 100.2%		79,753,274
Other Assets (Liabilities) - (0.2)%		(146,165)
NET ASSETS - 100%		$79,607,109
____________________

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2015.

ADR - American Depositary Receipt

HSBC OPPORTUNITY FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

Value ($)
Affiliated Portfolio — 100.1%
HSBC Opportunity Portfolio	18,614,951
TOTAL INVESTMENT SECURITIES - 100.1%
(COST $15,565,410)	18,614,951
Other Assets (Liabilities) - (0.1)%	(9,393)
NET ASSETS - 100%	$18,605,558

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Shares	Value ($)
Common Stocks — 98.9%
Aerospace & Defense — 1.3%
TransDigm Group, Inc. (a)	13,635	3,085,601

Banks — 1.7%
First Republic Bank	65,540	4,180,797

Biotechnology — 9.4%
ARIAD Pharmaceuticals, Inc. (a)	364,010	2,970,322
Medivation, Inc. (a)	38,600	4,065,738
Merrimack Pharmaceuticals, Inc. (a)	223,780	2,260,178
Neurocrine Biosciences, Inc. (a)	32,520	1,629,902
Prothena Corp. plc (a)	32,490	2,143,365
PTC Therapeutics, Inc. (a)	58,625	3,002,186
Puma Biotechnology, Inc. (a)	7,470	676,782
United Therapeutics Corp. (a)	35,990	6,095,266
		22,843,739
Building Products — 1.7%
Lennox International, Inc.	33,985	4,012,609

Capital Markets — 2.8%
Affiliated Managers Group, Inc. (a)	11,065	2,300,414
Raymond James Financial, Inc.	73,100	4,312,900
		6,613,314
Chemicals — 4.0%
Huntsman Corp.	157,680	2,995,920
PolyOne Corp.	64,420	2,207,673
RPM International, Inc.	94,390	4,424,060
		9,627,653
Commercial Services & Supplies — 1.5%
Knoll, Inc.	149,280	3,612,576

Communications Equipment — 4.2%
CommScope Holding Co., Inc. (a)	80,850	2,536,265
Palo Alto Networks, Inc. (a)	40,520	7,529,831
		10,066,096
Diversified Consumer Services — 2.6%
Nord Anglia Education, Inc. (a)	99,430	2,519,556
Service Corp. International	116,890	3,566,314
		6,085,870
Electronic Equipment, Instruments & Components — 1.1%
Ingram Micro, Inc. (a)	100,730	2,742,878

Health Care Equipment & Supplies — 3.8%
Align Technology, Inc. (a)	56,300	3,530,009
DENTSPLY International, Inc.	46,025	2,619,283
Wright Medical Group, Inc. (a)	111,940	2,892,530
		9,041,822
Health Care Providers & Services — 3.7%
Brookdale Senior Living, Inc. (a)	100,830	3,340,498
Community Health Systems, Inc. (a)	95,880	5,609,939
		8,950,437
Health Care Technology — 1.5%
Allscripts Healthcare Solutions, Inc. (a)	253,100	3,659,826

Hotels, Restaurants & Leisure — 4.1%
Jack in the Box, Inc.	45,930	4,363,350
The Wendy's Co.	255,900	2,625,534
Vail Resorts, Inc.	25,430	2,789,417
		9,778,301
Household Durables — 4.7%
Harman International Industries, Inc.	20,490	2,205,953
Jarden Corp. (a)	97,252	5,348,860
Tempur Sealy International, Inc. (a)	48,360	3,653,598
		11,208,411
Insurance — 1.7%
Assurant, Inc.	55,740	4,158,204

Internet Software & Services — 2.2%
Costar Group, Inc. (a)	18,765	3,777,207
Pandora Media, Inc. (a)	89,440	1,566,989
		5,344,196
IT Services — 4.5%
Genpact Ltd. (a)	67,070	1,489,625
Sabre Corp.	117,450	3,124,170
Total System Services, Inc.	79,920	3,693,902
VeriFone Systems, Inc. (a)	76,460	2,460,483
		10,768,180
Life Sciences Tools & Services — 2.0%
Mettler-Toledo International, Inc. (a)	14,349	4,844,222

Machinery — 6.5%
Snap-on, Inc.	25,350	4,177,681
The Middleby Corp. (a)	31,930	3,917,811
The Timken Co.	120,990	4,038,646
WABCO Holdings, Inc. (a)	27,820	3,434,935
		15,569,073
Media — 1.6%
Nexstar Broadcasting Group, Inc., Class A	66,560	3,817,882

Oil, Gas & Consumable Fuels — 2.9%
CONSOL Energy, Inc.	155,070	2,561,756
Tesoro Corp.	46,310	4,507,816
		7,069,572
Pharmaceuticals — 4.7%
Jazz Pharmaceuticals plc (a)	37,800	7,266,672
Pacira Pharmaceuticals, Inc. (a)	60,260	4,002,469
		11,269,141
Professional Services — 2.6%
IHS, Inc., Class A (a)	30,720	3,840,921
Robert Half International, Inc.	42,760	2,353,083
		6,194,004
Real Estate Investment Trusts (REITs) — 1.3%
Starwood Property Trust, Inc.	139,010	3,024,858

Real Estate Management & Development — 1.4%
Jones Lang LaSalle, Inc.	19,050	3,391,662

Road & Rail — 2.5%
Genesee & Wyoming, Inc., Class A (a)	48,730	3,470,550
Werner Enterprises, Inc.	87,290	2,465,070
		5,935,620
Semiconductors & Semiconductor Equipment — 2.5%
On Semiconductor Corp. (a)	347,570	3,691,193
Qorvo, Inc. (a)	39,580	2,293,661
		5,984,854
Software — 6.8%
Fortinet, Inc. (a)	77,670	3,707,966
QLIK Technologies, Inc. (a)	76,180	3,082,243
ServiceNow, Inc. (a)	59,000	4,749,499
SolarWinds, Inc. (a)	56,200	2,241,818
Splunk, Inc. (a)	35,150	2,458,391
		16,239,917

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

	Shares	Value ($)
Common Stocks, continued
Specialty Retail — 7.6%
Asbury Automotive Group, Inc. (a)	31,650	2,794,695
Restoration Hardware Holdings, Inc. (a)	41,310	4,191,313
Signet Jewelers Ltd.	23,720	2,875,338
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	31,930	5,301,338
Williams-Sonoma, Inc.	36,314	3,074,343
		18,237,027
TOTAL COMMON STOCKS
(COST $197,764,717)		237,358,342

Investment Company — 1.3%
Northern Institutional Government
Select Portfolio, Institutional
Shares, 0.01% (b)	3,011,524	3,011,524
TOTAL INVESTMENT COMPANY
(Cost $3,011,524)		3,011,524

TOTAL INVESTMENT SECURITIES
(Cost $200,776,241) — 100.2%		240,369,866
Other Assets (Liabilities) - (0.2)%		(493,441)
NET ASSETS - 100%		$239,876,425
____________________

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2015.

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
Certificates of Deposit — 28.5%
Banking — 28.5%
Bank of Montreal Chicago,
0.28%, 9/16/15 (a)	10,000,000	10,000,000
Bank of Montreal Chicago,
0.27%, 11/19/15 (a)	60,000,000	60,000,000
Bank of Montreal Chicago,
0.33%, 4/25/16 (a)	25,000,000	25,000,000
Bank of Montreal Chicago,
0.43%, 7/28/16 (a)	32,000,000	32,000,000
Bank of Nova Scotia Houston,
0.34%, 10/19/15 (a)	50,000,000	50,000,000
Bank of Nova Scotia Houston,
0.34%, 3/10/16 (a)	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.26%, 10/1/15	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.20%, 10/1/15	38,000,000	38,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.40%, 11/20/15 (a)	35,000,000	35,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.37%, 1/7/16	35,000,000	35,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.50%, 2/2/16 (a)	29,000,000	29,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.61%, 3/24/16 (a)	18,500,000	18,510,988
Chase Bank USA N.A., 0.32%,
1/26/16 (a)	30,000,000	30,000,000
China Construction Bank Corp.,
N.Y., 0.69%, 8/3/15	15,000,000	15,000,341
China Construction Bank Corp.,
N.Y., 0.28%, 9/1/15	70,000,000	70,000,000
Credit Industriel et Commercial,
0.52%, 6/1/16 (a)	40,000,000	40,000,000
DNB NOR Bank ASA, N.Y.,
0.23%, 9/8/15	43,000,000	43,000,000
DZ Bank, N.Y., 0.27%, 8/26/15	35,000,000	35,000,000
Industrial & Commercial Bank of
China Ltd., N.Y., 0.25%,
8/17/15	45,000,000	45,000,000
Kookmin Bank, N.Y., 0.33%,
9/9/15	25,000,000	25,000,000
Mizuho Bank Ltd., N.Y., 0.25%,
8/3/15	50,000,000	50,000,000
Mizuho Bank Ltd., N.Y., 0.26%,
8/25/15	25,000,000	24,999,998
Mizuho Corporate Bank, N.Y.,
0.29%, 10/15/15	13,700,000	13,699,998
National Bank of Canada, N.Y.,
0.30%, 1/20/16 (a)	50,000,000	50,000,000
Nordea Bank Findland, N.Y.,
0.33%, 6/21/16 (a)	50,000,000	50,000,000
Norinchukin Bank, N.Y., 0.25%,
8/7/15	50,000,000	50,000,000
Norinchukin Bank, N.Y., 0.27%,
10/1/15	15,000,000	15,000,000
Norinchukin Bank, N.Y., 0.27%,
10/5/15	40,000,000	40,000,000
Oversea-Chinese Bank Co.,
N.Y., 0.24%, 10/1/15	40,000,000	40,000,000
Oversea-Chinese Banking Corp.
Ltd., 0.21%, 9/8/15	20,150,000	20,149,785
Oversea-Chinese Banking Corp.
Ltd., 0.38%, 12/23/15	50,000,000	50,000,000
Rabobank Nederland, N.Y.,
0.25%, 10/1/15	40,000,000	40,000,000
Rabobank USA Finance Corp.,
0.32%, 2/3/16 (a)	70,000,000	70,000,000
Royal Bank of Canada, N.Y.,
0.28%, 12/1/15 (a)	52,000,000	52,000,000
Royal Bank of Canada, N.Y.,
0.40%, 7/29/16 (a)	25,000,000	25,001,760
Royal Bank of Canada, N.Y.,
0.40%, 8/3/16 (a)	15,500,000	15,500,000
Royal Bank of Canada, N.Y.,
0.33%, 8/5/16 (a)	20,000,000	20,000,000
Shinhan Bank, N.Y., 0.29%,
9/1/15	25,000,000	25,000,000
Shinhan Bank, N.Y., 0.33%,
9/9/15	25,000,000	25,000,000
Societe' Generale, N.Y., 0.27%,
9/1/15	30,000,000	30,000,000
Societe' Generale, N.Y., 0.28%,
9/2/15	40,000,000	40,000,000
Societe' Generale, N.Y., 0.47%,
12/21/15	5,000,000	5,000,000
Societe' Generale, N.Y., 0.46%,
1/11/16	18,000,000	18,000,000
Sumitomo Mitsui Bank, N.Y.,
0.24%, 8/7/15	20,000,000	20,000,100
Svenska Handelsbanken, N.Y.,
0.24%, 10/1/15	15,000,000	15,000,126
Svenska Handelsbanken, N.Y.,
0.29%, 12/9/15 (a)	30,000,000	30,000,000
Toronto Dominion Bank, N.Y.,
0.29%, 8/24/15 (a)	50,000,000	50,000,000
Toronto Dominion Bank, N.Y.,
0.28%, 11/18/15 (a)	40,000,000	40,000,000
Toronto Dominion Bank, N.Y.,
0.37%, 12/7/15	8,000,000	8,000,559
Toronto Dominion Bank, N.Y.,
0.34%, 6/8/16 (a)	45,000,000	45,000,000
Wells Fargo Bank N.A., 0.32%,
3/18/16 (a)	13,000,000	13,000,000
		1,725,863,655

TOTAL CERTIFICATES OF DEPOSIT
(COST $1,725,863,655)		1,725,863,655

Commercial Paper and Notes — 44.0%
Banking — 35.4%
Abbey National N.A. LLC,
0.21%, 8/19/15 (b)	44,720,000	44,715,304
Agricultural Bank of China, N.Y.,
0.20%, 8/3/15 (b)(c)	60,000,000	59,999,333
Agricultural Bank of China, N.Y.,
0.20%, 8/4/15 (b)(c)	60,000,000	59,999,000
Agricultural Bank of China, N.Y.,
0.20%, 8/5/15 (b)(c)	50,000,000	49,998,889
Agricultural Bank of China, N.Y.,
0.36%, 10/13/15 (b)(c)	44,000,000	43,967,880
ANZ New Zealand International
Ltd., 0.41%, 12/29/15 (b)(c)	10,000,000	9,982,917

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)
(continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Commercial Paper and Notes, continued
Banking, continued
ANZ New Zealand International
Ltd., 0.41%, 1/14/16 (b)(c)	14,845,000	14,816,935
Australia & New Zealand
Banking Group Ltd., 0.29%,
11/25/15 (a)(c)	30,000,000	30,001,127
Australia & New Zealand
Banking Group Ltd., 0.36%,
12/17/15 (b)(c)	10,000,000	9,986,200
Australia & New Zealand
Banking Group Ltd., 0.29%,
12/18/15 (a)(c)	30,000,000	30,000,000
Australia & New Zealand
Banking Group Ltd., 0.43%,
8/18/16 (a)(c)	25,000,000	25,000,000
Bank of China Hong Kong Ltd.,
0.28%, 9/2/15 (b)	30,000,000	29,992,533
Bank of China Hong Kong Ltd.,
0.33%, 9/8/15 (b)	25,450,000	25,441,135
Bank of China Hong Kong Ltd.,
0.50%, 12/22/15 (b)(c)	30,000,000	29,940,417
Bank of Nova Scotia Houston,
0.25%, 10/1/15 (b)(c)	89,000,000	88,962,299
BNP Paribas Fortis SA/NV,
0.26%, 10/1/15 (b)	75,000,000	74,966,959
BNP Paribas Fortis SA/NV,
0.36%, 12/14/15 (b)	72,000,000	71,902,800
BNP Paribas Fortis SA/NV,
0.40%, 12/21/15 (b)	25,000,000	24,960,556
China Construction Bank Corp.,
N.Y., 0.18%, 8/4/15 (b)(c)	88,000,000	87,998,680
China Construction Bank Corp.,
N.Y., 0.32%, 10/1/15 (b)(c)	35,000,000	34,981,022
Commonwealth Bank of
Australia, 0.36%, 2/22/16 (c)	35,000,000	35,000,000
Commonwealth Bank of
Australia, 0.30%, 3/29/16 (a)(c)	50,000,000	50,000,000
Commonwealth Bank of
Australia, 0.34%, 5/26/16 (a)(c)	35,000,000	34,997,219
Credit Suisse, N.Y., 0.26%,
8/31/15 (b)	20,000,000	19,995,667
Credit Suisse, N.Y., 0.25%,
9/1/15 (b)	93,000,000	92,979,643
DBS Bank Ltd., 0.25%,
10/1/15 (b)(c)	40,000,000	39,983,056
DBS Bank Ltd., 0.38%,
12/21/15 (b)(c)	50,000,000	49,925,056
DNB NOR Bank ASA, 0.24%,
10/1/15 (b)(c)	70,000,000	69,972,127
Industrial & Commercial Bank of
China Ltd., N.Y., 0.24%,
8/5/15 (b)(c)	19,000,000	18,999,493
Industrial & Commercial Bank of
China Ltd., N.Y., 0.33%,
9/15/15 (b)(c)	50,000,000	49,979,375
JPMorgan Chase & Co., 0.42%,
12/29/15 (b)	23,000,000	22,959,750
Kookmin Bank, N.Y., 0.26%,
8/17/15 (b)(c)	25,000,000	24,997,111
Kookmin Bank, N.Y., 0.33%,
10/6/15 (b)(c)	25,000,000	24,984,875
Lloyds TSB Bank plc, 0.25%,
9/16/15 (b)	80,000,000	79,974,445
Mizuho Corporate Bank, N.Y.,
0.28%, 10/1/15 (b)(c)	30,000,000	29,986,021
National Australia Bank, N.Y.,
0.36%, 4/11/16 (a)(c)	60,000,000	60,000,000
Nordea Bank AB, 0.38%,
12/14/15 (b)(c)	42,000,000	41,940,938
Nordea Bank AB, 0.41%,
1/8/16 (b)(c)	25,000,000	24,955,000
Nrw.Bank, 0.17%, 8/10/15 (b)(c)	200,000,000	199,991,750
Rabobank Nederland, 0.24%,
10/1/15 (b)	30,000,000	29,987,800
Shinhan Bank, N.Y., 0.36%,
8/24/15 (b)(c)	5,200,000	5,198,804
Societe' Generale N.A., 0.46%,
12/18/15 (b)(c)	25,000,000	24,955,597
Sumitomo Mitsui Bank, N.Y.,
0.25%, 8/3/15 (b)(c)	91,000,000	90,998,736
Sumitomo Mitsui Bank, N.Y.,
0.28%, 10/1/15 (b)(c)	20,000,000	19,990,681
Sumitomo Trust & Bank, N.Y.,
0.26%, 10/1/15 (b)(c)	78,000,000	77,965,272
Svenska Handelsbank, Inc.,
0.34%, 12/14/15 (b)(c)	25,000,000	24,968,125
United Overseas Bank, 0.38%,
12/11/15 (b)	50,000,000	49,930,334
		2,143,230,861
Diversified — 2.1%
Caisse Centrale Desjardins,
0.19%, 8/28/15 (b)(c)	55,000,000	54,992,163
Caisse des Depots et
Consignations, 0.24%,
10/6/15 (b)(c)	50,000,000	49,978,000
Caisse des Depots et
Consignations, 0.30%,
11/24/15 (b)(c)	20,000,000	19,980,833
		124,950,996
Finance — 6.5%
BNZ International Funding,
0.27%, 8/4/15 (a)(c)	10,000,000	10,000,098
BNZ International Funding,
0.25%, 10/2/15 (b)(c)	50,000,000	49,978,473
BNZ International Funding,
0.34%, 1/20/16 (a)(c)	15,000,000	15,000,000
Collateralized CP II Co. LLC,
0.14%, 8/5/15 (b)	30,000,000	29,999,534
Collateralized CP II Co. LLC,
0.28%, 10/26/15 (b)	9,000,000	8,993,980
Collateralized CP II Co. LLC,
0.42%, 12/15/15 (b)	15,000,000	14,976,200
Jupiter Securitization Co. LLC,
0.40%, 12/21/15 (b)(c)	22,000,000	21,965,289
Nederlandse Waterschaps,
0.24%, 9/4/15 (b)(c)	45,000,000	44,990,013
Nederlandse Waterschaps,
0.29%, 10/29/15 (b)(c)	36,000,000	35,974,190
Nieuw Amsterdam Receivables,
0.18%, 8/20/15 (b)(c)	83,055,000	83,047,109
Nieuw Amsterdam Receivables,
0.23%, 10/1/15 (b)(c)	36,000,000	35,985,970
Toyota Motor Credit Corp.,
0.26%, 8/14/15 (a)	45,000,000	45,000,000
		395,910,856

TOTAL COMMERCIAL PAPER AND NOTES
(COST $2,664,092,713)		2,664,092,713

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)
(continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Corporate Obligations — 2.7%
Banking — 2.7%
ANZ New Zealand International
Ltd., 3.13%, 8/10/15 (c)	4,500,000	4,503,102
JPMorgan Chase Bank N.A.,
0.44%, 8/17/16 (a)	25,000,000	25,000,000
Wells Fargo Bank N.A., 0.37%,
8/9/16 (a)	40,000,000	40,000,000
Wells Fargo Bank N.A., 0.41%,
8/12/16, MTN (a)	60,000,000	60,000,000
Westpac Banking Corp., 0.51%,
7/29/16 (a)(c)	35,000,000	35,000,000
		164,503,102

TOTAL CORPORATE OBLIGATIONS (Cost
$164,503,102)		164,503,102

Time Deposits — 24.8%
Abbey National Treasury
Services, 0.08%, 8/3/15	170,000,000	170,000,000
Australia & New Zealand Bank,
0.14%, 8/3/15	150,000,000	150,000,000
Credit Industriel et Commercial,
0.08%, 8/3/15	255,000,000	255,000,000
Credit Agricole CIB, N.Y.,
0.10%, 8/3/15	234,000,000	234,000,000
Natixis, 0.08%, 8/3/15	295,000,000	295,000,000
National Bank of Kuwait, 0.10%,
8/3/15	50,000,000	50,000,000
Nordea Bank AB, 0.07%,
8/3/15	75,000,000	75,000,000
Royal Bank of Canada, N.Y.,
0.13%, 8/5/15	150,000,000	150,000,000
Svenska Handelsbanken, N.Y.,
0.06%, 8/3/15	125,000,000	125,000,000

TOTAL TIME DEPOSITS
(Cost $1,504,000,000)		1,504,000,000
TOTAL INVESTMENT SECURITIES
(Cost $6,058,459,470) — 100.0%		6,058,459,470
Other Assets (Liabilities) - 0.0%		1,381,890
NET ASSETS - 100%		$6,059,841,360
____________________
(a)	Variable rate security. The rate presented represents the rate in effect on July 31, 2015. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Rate presented represents the effective yield at time of purchase.
(c)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
MTN	Medium Term Note
LLC	Limited Liability Company

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Government and Government Agency Obligations — 65.6%
Federal Farm Credit Bank — 6.4%
0.12%, 1/8/16 (a)	100,000,000	99,993,504
0.14%, 9/21/16 (a)	65,000,000	65,000,000
0.14%, 3/15/16 (a)	40,000,000	39,998,740
0.14%, 4/18/16 (a)	50,000,000	49,998,151
0.14%, 8/10/16 (a)	50,000,000	49,994,883
0.16%, 4/15/16 (a)	50,000,000	49,996,322
0.23%, 4/10/17 (a)	50,000,000	49,991,447
		404,973,047
Federal Home Loan Bank — 27.6%
0.08%, 8/12/15 (b)	188,820,000	188,814,807
0.08%, 9/2/15 (b)	100,000,000	99,992,444
0.08%, 9/25/15 (b)	90,000,000	89,989,115
0.09%, 8/28/15 (b)	450,000,000	449,969,964
0.09%, 9/4/15 (b)	300,000,000	299,975,068
0.09%, 9/18/15 (b)	100,000,000	99,988,000
0.09%, 10/7/15 (b)	135,000,000	134,976,131
0.14%, 1/8/16 (a)	100,000,000	99,997,789
0.15%, 10/16/15 (a)	50,000,000	49,998,228
0.15%, 1/9/17 (a)	85,000,000	85,000,000
0.22%, 8/19/15 (a)	108,700,000	108,707,066
0.22%, 10/7/15 (a)	56,700,000	56,712,135
		1,764,120,747
Federal Home Loan Mortgage Corp. — 23.6%
0.07%, 8/19/15 (b)	23,134,000	23,133,132
0.07%, 8/28/15 (b)	22,400,000	22,398,740
0.08%, 9/9/15 (b)	150,000,000	149,987,000
0.08%, 9/11/15 (b)	90,000,000	89,991,800
0.08%, 10/6/15 (b)	150,000,000	149,978,001
0.08%, 10/7/15 (b)	100,000,000	99,985,111
0.10%, 10/13/15 (b)	100,000,000	99,978,708
0.14%, 9/2/15 (b)	60,500,000	60,493,031
0.14%, 9/17/15 (b)	25,000,000	24,995,431
0.15%, 2/18/16 (a)	115,000,000	114,995,571
0.17%, 10/16/15 (a)	117,000,000	117,001,602
0.17%, 6/15/16 (a)	75,000,000	74,989,977
0.18%, 11/25/15 (a)	75,000,000	75,000,000
0.19%, 7/21/16 (a)	147,100,000	147,116,924
0.19%, 1/13/17 (a)	232,500,000	232,466,606
		1,482,511,634
Federal National Mortgage Association — 8.0%
0.06%, 9/2/15 (b)	163,728,000	163,719,770
0.07%, 9/16/15 (b)	25,000,000	24,997,764
0.09%, 8/4/15 (b)	100,000,000	99,999,250
0.10%, 10/1/15 (b)	61,000,000	60,989,664
0.21%, 1/26/17 (a)	100,000,000	99,984,813
0.21%, 8/26/16 (a)	50,000,000	50,046,200
		499,737,461

TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost
$4,151,342,889)		4,151,342,889

Repurchase Agreements — 32.4%
BNP Paribas, 0.13%, 8/3/15,
Purchased on 7/31/15, with
a maturity value of
$250,002,708,
collateralized by various
U.S. Treasury Obligations,
0.00%-1.88%, 1/31/16-
2/15/44, fair value
$255,000,054	250,000,000	250,000,000
BNP Paribas, 0.15%, 8/3/15,
Purchased on 7/31/15, with
a maturity value of
$200,002,500,
collateralized by various
U.S. Government and
Government Agency
Obligations, 0.00%-7.50%,
11/1/16-7/1/47, fair value
$204,000,000	200,000,000	200,000,000
BNP Paribas, 0.06%, 8/3/15,
Purchased on 7/27/15, with
a maturity value of
$350,004,083,
collateralized by various
U.S. Treasury Obligations,
0.00%-6.00%, 8/15/15-
2/15/45, fair value
$357,000,054	350,000,000	350,000,000
Citigroup Global Markets,
0.16%, 8/3/15, Purchased
on 7/31/15, with a maturity
value of $100,001,333,
collateralized by various
U.S. Treasury Obligations
and U.S. Government and
Government Agency
Obligations, 0.00%-7.00%,
10/15/15-7/1/45, fair value
$102,000,000	100,000,000	100,000,000
Goldman Sachs, 0.14%, 8/3/15,
Purchased on 7/31/15, with
a maturity value of
$100,001,167,
collateralized by various
U.S. Government and
Government Agency
Obligations, 3.50%-5.50%,
2/1/26-5/1/43, fair value
$102,000,001	100,000,000	100,000,000
Goldman Sachs, 0.09%, 8/5/15,
Purchased on 7/29/15, with
a maturity value of
$50,000,875, collateralized
by various U.S.
Government and
Government Agency
Obligations, 3.50%-4.00%,
3/1/43-5/1/45, fair value
$51,000,001	50,000,000	50,000,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unuadited)
(continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Repurchase Agreements, continued
Merrill Lynch Pierce Fenner &
Smith, 0.12%, 8/3/15,
Purchased on 7/31/15, with
a maturity value of
$200,002,000,
collateralized by various
U.S. Treasury Obligations,
1.75%-2.00%, 2/28/21-
5/15/23, fair value
$204,000,083	200,000,000	200,000,000
Societe' Generale, 0.16%,
8/3/15, Purchased on
7/31/15, with a maturity
value of $400,005,333,
collateralized by various
U.S. Treasury Obligations
and U.S. Government and
Government Agency
Obligations, 0.00%-8.13%,
12/31/15-1/1/45, fair value
$408,000,092	400,000,000	400,000,000
Societe' Generale, 0.10%,
8/4/15, Purchased on
7/31/15, with a maturity
value of $200,003,889,
collateralized by various
U.S. Treasury Obligations,
0.00%-6.88%, 8/20/15-
11/15/44, fair value
$204,000,002	200,000,000	200,000,000
Toronto Dominion Bank, 0.12%,
8/3/15, Purchased on
7/31/15, with a maturity
value of $200,002,000,
collateralized by various
U.S. Treasury Obligations,
2.63%-3.00%, 4/30/16-
5/15/45, fair value
$204,000,020	200,000,000	200,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,050,000,000)		2,050,000,000
TOTAL INVESTMENT SECURITIES
(Cost $6,201,342,889) — 98.0%		6,201,342,889
Other Assets (Liabilities) - 2.0%		128,350,026
NET ASSETS - 100%		$6,329,692,915
____________________
(a)	Variable rate security. The rate presented represents the rate in effect on July 31, 2015. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Discount note. Rate presented represents the effective yield at time of purchase.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Treasury Obligations — 98.2%
U.S. Treasury Bills — 67.5%
0.02%, 8/6/15 (a)	375,000,000	374,999,136
0.03%, 8/13/15 (a)	215,000,000	214,997,770
0.03%, 8/20/15 (a)	232,000,000	231,996,021
0.05%, 8/27/15 (a)	250,000,000	249,990,793
		1,071,983,720
U.S. Treasury Notes — 30.7%
0.10%, 1/31/16 (b)	130,000,000	129,990,495
0.10%, 10/31/16 (b)	40,000,000	39,988,360
0.12%, 4/30/16 (b)	25,000,000	25,000,189
0.12%, 7/31/16 (b)	45,000,000	45,003,195
0.12%, 4/30/17 (b)	50,000,000	49,999,114
0.13%, 1/31/17 (b)	55,000,000	54,997,644
0.63%, 7/15/16	10,000,000	10,025,972
2.00%, 4/30/16	70,000,000	70,888,833
2.63%, 4/30/16	50,000,000	50,861,560
3.25%, 6/30/16	10,000,000	10,265,562
		487,020,924

TOTAL U.S. TREASURY OBLIGATIONS (Cost
$1,559,004,644)		1,559,004,644
TOTAL INVESTMENT SECURITIES
(Cost $1,559,004,644) — 98.2%		1,559,004,644
Other Assets (Liabilities) - 1.8%		27,924,027
NET ASSETS - 100%		$1,586,928,671
____________________
(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Variable rate security. The rate presented represents the rate in effect on July 31, 2015. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC AGGRESSIVE STRATEGY FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Shares	Value ($)
Affiliated Investment Company — 2.8%
HSBC Prime Money Market Fund,
Class I Shares, 0.12% (a)	470,805	470,805

TOTAL AFFILIATED INVESTMENT COMPANY
(COST $470,805)		470,805

Unaffiliated Investment Companies — 63.9%
Vanguard 500 Index Fund, Retail
Shares	29,474	5,727,912
Vanguard FTSE All World ex-U.S.
Index Fund, Retail Shares	163,608	4,913,152

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $10,472,477)		10,641,064

Exchange Traded Funds — 33.6%
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	44,547	1,822,240
PowerShares FTSE RAFI Emerging
Markets Portfolio	16,256	283,342
PowerShares FTSE RAFI U.S. 1000
Portfolio	29,531	2,691,160
SPDR Dow Jones Global Real Estate
ETF	17,090	813,313

TOTAL EXCHANGE TRADED FUNDS (COST
$5,659,236)		5,610,055
TOTAL INVESTMENT SECURITIES - 100.3%
(COST $16,602,518)		16,721,924
Other Assets (Liabilities) - (0.3)%		(42,894)
NET ASSETS - 100%		$16,679,030
____________________
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2015.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC BALANCED STRATEGY FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies — 11.4%
HSBC Emerging Markets Debt Fund,
Class I Shares	214,488	2,159,897
HSBC Emerging Markets Local Debt
Fund, Class I Shares	286,372	2,050,422
HSBC Prime Money Market Fund,
Class I Shares, 0.12% (a)	639,614	639,614

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $5,322,367)		4,849,933

Unaffiliated Investment Companies — 60.6%
Columbia High Yield Bond Fund,
Class Z Shares	1,464,515	4,291,028
Vanguard 500 Index Fund, Retail
Shares	59,030	11,471,960
Vanguard FTSE All World ex-U.S.
Index Fund, Retail Shares	332,074	9,972,195

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $25,420,801)		25,735,183

Exchange Traded Funds — 28.3%
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	91,073	3,725,432
PowerShares FTSE RAFI Emerging
Markets Portfolio	32,905	573,534
PowerShares FTSE RAFI U.S. 1000
Portfolio	61,509	5,605,315
SPDR Dow Jones Global Real Estate
ETF	44,250	2,105,858

TOTAL EXCHANGE TRADED FUNDS (COST
$12,111,312)		12,010,139
TOTAL INVESTMENT SECURITIES - 100.3%
(COST $42,854,480)		42,595,255
Other Assets (Liabilities) - (0.3)%		(120,999)
NET ASSETS - 100%		$42,474,256
____________________
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2015.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC MODERATE STRATEGY FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies — 12.2%
HSBC Emerging Markets Debt Fund,
Class I Shares	196,605	1,979,817
HSBC Emerging Markets Local Debt
Fund, Class I Shares	262,540	1,879,790
HSBC Prime Money Market Fund,
Class I Shares, 0.12% (a)	880,329	880,329

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $5,238,361)		4,739,936

Unaffiliated Investment Companies — 44.5%
Columbia High Yield Bond Fund,
Class Z Shares	1,332,169	3,903,254
Vanguard 500 Index Fund, Retail
Shares	37,094	7,208,756
Vanguard FTSE All World ex-U.S.
Index Fund, Retail Shares	206,392	6,197,953

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $17,104,825)		17,309,963

Exchange Traded Funds — 43.4%
iShares 1-3 Year Treasury Bond
ETF	5,563	472,076
iShares 3-7 Year Treasury Bond
ETF	4,658	575,962
iShares 7-10 Year Treasury Bond
ETF	1,232	131,134
iShares iBoxx $ Investment Grade
Corporate Bond	32,801	3,816,397
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	57,102	2,335,814
PowerShares FTSE RAFI Emerging
Markets Portfolio	20,379	355,206
PowerShares FTSE RAFI U.S. 1000
Portfolio	38,505	3,508,961
SPDR Barclays Intermediate Term
Corporate Bond ETF	109,617	3,729,170
SPDR Dow Jones Global Real Estate
ETF	40,576	1,931,012

TOTAL EXCHANGE TRADED FUNDS (COST
$17,001,316)		16,855,732
TOTAL INVESTMENT SECURITIES - 100.1%
(COST $39,344,502)		38,905,631
Other Assets (Liabilities) - (0.1)%		(48,303)
NET ASSETS - 100%		$38,857,328
____________________
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2015.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC CONSERVATIVE STRATEGY FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies — 10.3%
HSBC Emerging Markets Debt Fund,
Class I Shares	62,933	633,735
HSBC Emerging Markets Local Debt
Fund, Class I Shares	119,264	853,933
HSBC Prime Money Market Fund,
Class I Shares, 0.12% (a)	330,263	330,263

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $2,042,398)		1,817,931

Unaffiliated Investment Companies — 28.7%
Columbia High Yield Bond Fund, Class
Z Shares	601,736	1,763,087
Vanguard 500 Index Fund, Retail
Shares	8,990	1,747,134
Vanguard FTSE All World ex-U.S.
Index Fund, Retail Shares	51,877	1,557,875

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $5,016,870)		5,068,096

Exchange Traded Funds — 61.3%
iShares 1-3 Year Treasury Bond ETF	16,612	1,409,694
iShares 20+ Year Treasury Bond ETF	1,496	183,305
iShares 3-7 Year Treasury Bond ETF	12,673	1,567,016
iShares 7-10 Year Treasury Bond ETF	3,708	394,680
iShares iBoxx $ Investment Grade
Corporate Bond	22,845	2,658,016
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	14,089	576,325
PowerShares FTSE RAFI U.S. 1000
Portfolio	9,511	866,737
SPDR Barclays Intermediate Term
Corporate Bond ETF	76,249	2,593,991
SPDR Dow Jones Global Real Estate
ETF	11,409	542,954

TOTAL EXCHANGE TRADED FUNDS (COST
$10,826,865)		10,792,718
TOTAL INVESTMENT SECURITIES - 100.3%
(COST $17,886,133)		17,678,745
Other Assets (Liabilities) - (0.3)%		(45,601)
NET ASSETS - 100%		$17,633,144
____________________
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2015.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INCOME STRATEGY FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies — 6.5%
HSBC Emerging Markets Local Debt
Fund, Class I Shares	8,220	58,858
HSBC Prime Money Market Fund,
Class I Shares, 0.12% (a)	20,458	20,458

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $93,832)		79,316

Unaffiliated Investment Companies — 25.6%
Columbia High Yield Bond Fund, Class
Z Shares	41,454	121,460
Northern Institutional Diversified Assets
Portfolio, Institutional Shares,
0.01% (a)	1,989	1,989
Vanguard 500 Index Fund, Retail
Shares	527	102,351
Vanguard FTSE All World ex-U.S. Index
Fund, Retail Shares	2,820	84,677

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $309,891)		310,477

Exchange Traded Funds — 68.8%
iShares 1-3 Year Treasury Bond ETF	2,784	236,250
iShares 20+ Year Treasury Bond ETF	244	29,897
iShares 3-7 Year Treasury Bond ETF	2,144	265,106
iShares 7-10 Year Treasury Bond ETF	616	65,567
iShares iBoxx $ Investment Grade
Corporate Bond	630	73,301
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	804	32,888
PowerShares FTSE RAFI U.S. 1000
Portfolio	540	49,211
SPDR Barclays Intermediate Term
Corporate Bond ETF	2,349	79,913

TOTAL EXCHANGE TRADED FUNDS (COST
$827,830)		832,133
TOTAL INVESTMENT SECURITIES - 100.9%
(COST $1,231,553)		1,221,926
Other Assets (Liabilities) - (0.9)%		(10,757)
NET ASSETS - 100%		$1,211,169
____________________
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2015.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Principal Amount ($)	Value ($)
Yankee Dollars — 78.8%
Brazil — 9.1%
Banco ABC Brasil SA, 7.88%, 4/8/20	100,000	101,375
Banco Votorantim, Registered, 5.25%,
2/11/16	200,000	202,760
Caixa Economica Federal, 4.50%,
10/3/18	150,000	148,500
Federal Republic of Brazil, 6.00%,
1/17/17	100,000	106,125
Federal Republic of Brazil, 4.25%,
1/7/25	200,000	188,700
Federal Republic of Brazil, 7.13%,
1/20/37	200,000	218,000
Odebrecht Finance Ltd., Registered,
4.38%, 4/25/25	200,000	140,000
		1,105,460
Chile — 1.6%
CorpBanca SA, 3.13%, 1/15/18	200,000	201,250

China — 3.3%
CNOOC Finance (2014) ULC, 4.25%,
4/30/24	200,000	204,576
Sinopec Capital (2013) Ltd., 3.13%,
4/24/23	200,000	192,629
		397,205
Colombia — 8.1%
Republic of Colombia, 7.38%,
1/27/17	100,000	108,600
Republic of Colombia, 7.38%,
3/18/19	200,000	231,600
Republic of Colombia, 4.38%,
7/12/21	400,000	416,000
Republic of Colombia, 7.38%,
9/18/37	100,000	122,500
Republic of Colombia, 6.13%,
1/18/41	100,000	107,750
		986,450
Croatia — 1.4%
Croatia, Registered, 6.75%, 11/5/19	150,000	165,000

El Salvador — 0.5%
Republic of El Salvador, Registered,
7.75%, 1/24/23	60,000	64,350

Indonesia — 9.4%
Republic of Indonesia, 6.88%,
1/17/18	200,000	223,500
Republic of Indonesia, Registered,
5.88%, 3/13/20	400,000	444,999
Republic of Indonesia, Registered,
3.75%, 4/25/22	220,000	217,250
Republic of Indonesia, Registered,
8.50%, 10/12/35	100,000	134,250
Republic of Indonesia, Registered,
7.75%, 1/17/38	100,000	126,750
		1,146,749
Kazakhstan — 1.5%
Development Bank of Kazakhstan,
4.13%, 12/10/22	200,000	178,968

Lebanon — 0.0%
Republic of Lebanon, Registered,
Series 42, 8.25%, 4/12/21	5,000	5,648

Mexico — 13.3%
Petroleos Mexicanos, 4.88%, 1/24/22	400,000	415,400
Petroleos Mexicanos, 6.38%, 1/23/45	200,000	205,340
United Mexican States, Series E,
5.95%, 3/19/19	100,000	112,000
United Mexican States, Series G,
3.50%, 1/21/21	325,000	332,313
United Mexican States, 3.60%,
1/30/25	200,000	198,499
United Mexican States, Series A,
6.05%, 1/11/40	160,000	184,800
United Mexican States, 5.55%,
1/21/45	160,000	172,800
		1,621,152
Netherlands — 3.7%
Majapahit Holding BV, Registered,
7.75%, 10/17/16	300,000	321,000
Petrobras Brasileiro SA, 6.85%,
6/5/15	50,000	40,409
Petrobras Global Finance BV, 6.25%,
3/17/24	100,000	93,590
		454,999
Panama — 2.7%
Republic of Panama, 5.20%, 1/30/20	295,000	324,795

Peru — 0.7%
Republic of Peru, 6.55%, 3/14/37	65,000	81,088

Republic of Serbia — 1.8%
Republic of Serbia, Registered,
7.25%, 9/28/21	200,000	225,000

Romania — 0.5%
Republic of Romania, 6.13%, 1/22/44	50,000	57,746

South Africa — 3.3%
Republic of South Africa, 6.88%,
5/27/19	175,000	199,500
Republic of South Africa, 4.67%,
1/17/24	200,000	204,750
		404,250
Sri Lanka — 1.7%
Bank of Ceylon, Registered, 6.88%,
5/3/17	200,000	207,500

Turkey — 11.4%
Republic of Turkey, 7.00%, 9/26/16	300,000	318,891
Republic of Turkey, 7.50%, 7/14/17	200,000	220,120
Republic of Turkey, 5.63%, 3/30/21	550,000	589,533
Republic of Turkey, 5.13%, 3/25/22	200,000	208,116
Republic of Turkey, 7.38%, 2/5/25	50,000	59,500
		1,396,160
Uruguay — 0.9%
Republic of Uruguay, PIK, 7.88%,
1/15/33	60,000	80,775

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)
(continued)

	Principal Amount ($)	Value ($)
Yankee Dollars, continued
Uruguay, continued
Republica Oriental del Uruguay,
5.10%, 6/18/50	25,000	24,000
		104,775
Venezuela — 3.9%
Bolivarian Republic of Venezuela,
7.65%, 4/21/25	120,000	42,300
Bolivarian Republic of Venezuela,
9.25%, 5/7/28	380,000	140,220
Petroleos de Venezuela SA,
Registered, 6.00%, 5/16/24	280,000	93,072
Republic of Venezuela, 9.25%,
9/15/27	400,000	167,000
Republic of Venezuela, Registered,
6.00%, 12/9/20	100,000	34,750
		477,342

TOTAL YANKEE DOLLARS
(COST $9,812,059)		9,605,887

Corporate Bonds — 0.7%
United States — 0.7%
Southern Copper Corp., 5.25%,
11/8/42	25,000	21,184
Southern Copper Corp., 5.88%,
4/23/45	75,000	68,702
		89,886

TOTAL CORPORATE BONDS
(COST $96,641)		89,886

U.S. Treasury Obligations — 10.1%
U.S. Treasury Notes — 10.1%
1.38%, 4/30/20	600,000	596,438
2.00%, 2/15/25	175,000	172,197
2.13%, 5/15/25	460,000	457,484
		1,226,119

TOTAL U.S. TREASURY OBLIGATIONS
(COST $1,216,130)		1,226,119

	Shares
Investment Companies — 8.6%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (a)	1,051,232	1,051,232

TOTAL INVESTMENT COMPANIES
(COST $1,051,232)		1,051,232
TOTAL INVESTMENT SECURITIES
(COST $12,176,062) — 98.2%		11,973,124
Other Assets (Liabilities) - 1.8%		224,109
NET ASSETS - 100%		$12,197,233
____________________
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2015.
ULC	Unlimited Liability Co.
PIK	Payment-in-Kind

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2015:

Industry	Percentage of Net Assets at Value (%)
Sovereign Bonds	56.1
Oil, Gas & Consumable Fuels	10.3
U.S. Treasury Obligation	10.2
Investment Companies	8.6
Banks	8.5
Electric Utilities	2.6
Construction & Engineering	1.1
Corporate Bond	0.8
Total	98.2

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

Futures Contracts Sold

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note September Future	Short	9/21/15	2	$254,875	($35)
2-Year U.S. Treasury Note September Future	Short	9/30/15	3	657,188	(959)
				$912,063	($994)

Credit Default Swap Agreements - Sell Protection(a)

At July 31, 2015, the Fund's open credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Expiration Date	Implied Credit Spread at July 31, 2015 (%)(b)	Notional Amount ($)(c)	Fixed Rate (%)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Federative Republic of Brazil	Barclays Bank PLC	9/20/16	1.02	550,000	1.00	438	(11,666)	12,104
Federative Republic of Brazil	Barclays Bank PLC	6/20/18	2.23	300,000	1.00	(10,276)	(8,671)	(1,605)
	Credit Suisse
Republic of Peru	International	9/20/20	1.45	125,000	1.00	(2,588)	(2,370)	(218)
	Credit Suisse
United Mexican States	International	9/20/20	1.33	225,000	1.00	(3,637)	(4,856)	1,219
						(16,063)	(27,563)	11,500

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

At July 31, 2015, the Fund's open forward foreign currency exchange contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Brazilian Real	Bank of America	8/4/15	583,047	187,000	170,063	16,937
Brazilian Real	Barclay Bank PLC	8/4/15	1,582,817	517,000	461,674	55,326
Brazilian Real	Credit Suisse	8/4/15	1,633,602	531,000	476,487	54,513
Brazilian Real	Standard Chartered Bank	8/4/15	362,372	118,000	105,696	12,304
Chilean Peso	Barclay Bank PLC	8/5/15	207,168,173	341,000	307,267	33,733
Chilean Peso	Credit Suisse	8/5/15	155,627,520	256,000	230,823	25,177
Chilean Peso	JPMorgan Chase Bank N.A.	8/5/15	72,357,950	119,000	107,319	11,681
Chilean Peso	Standard Chartered Bank	8/5/15	113,964,555	186,845	169,029	17,816
Mexican Peso	JPMorgan Chase Bank N.A.	8/3/15	24,545	1,526	1,523	3
Mexican Peso	Standard Chartered Bank	8/3/15	3,364,155	225,000	208,777	16,223
Polish Zloty	UBS AG	9/22/15	265,357	71,000	70,286	714
				2,553,371	2,308,944	244,427

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)
(continued)

Long Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Brazilian Real	Barclay Bank PLC	8/4/15	4,135,471	1,289,948	1,206,230	(83,718)
Brazilian Real	Standard Chartered Bank	8/4/15	26,367	8,138	7,691	(447)
Brazilian Real	UBS AG	12/2/15	193,387	55,000	54,181	(819)
Chilean Peso	Barclay Bank PLC	8/5/15	266,104,210	430,000	394,679	(35,321)
Chilean Peso	Credit Suisse	8/5/15	59,712,000	96,000	88,563	(7,437)
Chilean Peso	Standard Chartered Bank	8/5/15	223,301,988	360,000	331,196	(28,804)
Mexican Peso	Barclay Bank PLC	8/3/15	3,388,700	220,000	210,300	(9,700)
				2,459,086	2,292,840	(166,246)

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Principal Amount ($)	Value ($)
Foreign Bonds — 78.1%†
Brazil — 6.5%
Letra Tesouro Nacional, 13.42%,
1/1/16	1,883,000	520,209
Nota do Tesouro Nacional,
1.82%, 1/1/21	3,100,000	820,757
		1,340,966
Colombia — 6.1%
Titulos de Tesoreria Bond, Series
B, 10.00%, 7/24/24	3,025,400,000	1,246,502

Indonesia — 12.8%
Indonesia Government, Series
FR30, 10.75%, 5/15/16	6,400,000,000	485,501
Indonesia Government, Series
FR60, 6.25%, 4/15/17	4,240,000,000	304,872
Indonesia Government, Series
FR69, 7.88%, 4/15/19	4,300,000,000	314,750
Indonesia Government, Series
FR70, 8.38%, 3/15/24	9,072,000,000	660,697
Indonesia Government, Series
FR40, 11.00%, 9/15/25	2,000,000,000	170,626
Indonesia Government, Series
FR56, 8.38%, 9/15/26	9,605,000,000	701,290
		2,637,736
Malaysia — 2.9%
Malaysian Government, Series
0111, 4.16%, 7/15/21	5,000	1,325
Malaysian Government, Series
0114, 4.18%, 7/15/24	1,200,000	313,354
Malaysian Government, Series
0115, 3.96%, 9/15/25	700,000	181,122
Malaysian Government, Series
0310, 4.50%, 4/15/30	350,000	93,186
		588,987
Mexico — 4.2%
Mexican Bonos Desarrollo,
Series M 10, 7.25%,
12/15/16 (a)	2,900,000	187,877
Mexican Bonos Desarrollo,
8.00%, 6/11/20 (a)	6,380,000	440,630
Mexican Bonos Desarrollo,
Series M30, 8.50%,
11/18/38 (a)	3,100,000	233,465
		861,972
Peru — 4.0%
Republic of Peru, Registered,
7.84%, 8/12/20	1,179,000	408,036
Republic of Peru, Registered,
5.20%, 9/12/23	1,415,000	410,746
		818,782
Poland — 12.0%
Poland Government Bond,
5.25%, 10/25/17	3,980,000	1,133,059
Poland Government Bond, Series
0719, 3.25%, 7/25/19	808,000	222,498
Poland Government Bond, Series
1019, 5.50%, 10/25/19	1,436,000	429,932
Poland Government Bond, Series
1020, 5.25%, 10/25/20	650,000	195,262
Poland Government Bond, Series
0922, 5.75%, 9/23/22	869,000	275,481
Poland Government Bond, Series
1023, 4.00%, 10/25/23	699,000	201,118
		2,457,350
Romania — 3.5%
Romania Government Bond,
6.75%, 6/11/17	1,300,000	353,021
Romania Government Bond,
Series 5Y, 5.90%, 7/26/17	910,000	244,692
Romania Government Bond,
Series 10YR, 5.95%,
6/11/21	420,000	119,530
		717,243
Russian Federation — 3.0%
Russia Government Bond, Series
6203, 6.90%, 8/3/16 (a)	1,700,000	26,852
Russia Government Bond, Series
6215, 7.00%, 8/16/23 (a)	9,100,000	119,819
Russia Government Bond, Series
6215, 7.00%, 8/16/23 (a)	28,000,000	368,672
Russia Government Bond, Series
6207, 8.15%, 2/3/27 (a)	8,000,000	110,843
		626,186
South Africa — 4.4%
Republic of South Africa, Series
R159, 13.50%, 9/15/16	30,000	2,533
Republic of South Africa, Series
R209, 6.25%, 3/31/36	15,047,000	906,258
		908,791
Thailand — 2.4%
Thailand Government Bond,
3.85%, 12/12/25	10,700,000	330,779
Thailand Government Bond,
4.88%, 6/22/29	4,900,000	163,885
		494,664
Turkey — 16.3%
Turkey Government Bond,
10.70%, 2/24/16 (a)	500,000	181,234
Turkey Government Bond,
8.20%, 7/13/16 (a)	1,650,000	586,540
Turkey Government Bond,
8.20%, 11/16/16 (a)	100,000	35,340
Turkey Government Bond, Series
5YR, 9.00%, 3/8/17 (a)	4,400,000	1,572,449
Turkey Government Bond,
7.40%, 2/5/20 (a)	600,000	200,177
Turkey Government Bond,
9.50%, 1/12/22 (a)	990,000	357,556
Turkey Government Bond,
8.50%, 9/14/22 (a)	406,000	139,302
Turkey Government Bond,
8.80%, 9/27/23 (a)	800,000	278,821
		3,351,419

TOTAL FOREIGN BONDS
(COST $18,629,708)		16,050,598

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)
(continued)

	Principal Amount ($)	Value ($)
Yankee Dollar — 1.0%
China — 1.0%
CNOOC Finance (2013) Ltd.,
1.13%, 5/9/16	200,000	199,842

TOTAL YANKEE DOLLAR
(COST $199,816)		199,842

	Shares
Investment Companies — 17.7%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (b)	3,628,251	3,628,251

TOTAL INVESTMENT COMPANIES
(COST $3,628,251)		3,628,251
TOTAL INVESTMENT SECURITIES
(COST $22,457,775) — 96.8%		19,878,691
Other Assets (Liabilities) - 3.2%		662,074
NET ASSETS - 100%		$20,540,765
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2015. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2015.

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2015:

Industry	Percentage of Net Assets at Value (%)
Sovereign Bonds	78.1
Investment Companies	17.7
Oil, Gas & Consumable Fuels	1.0
Total	96.8

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

Interest Rate Swap Agreements

At July 31, 2015, the Fund's open interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Counterparty	Notional Amount (Local)	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
	3-Month ZAR-JIBAR-			JP Morgan Chase Bank	17,000,000
Pay	SAFEX	5.94	8/8/15	N.A.	ZAR	1,344,915	(71)	(625)
	3-Month ZAR-JIBAR-			JP Morgan Chase Bank	16,600,000
Pay	SAFEX	6.27	11/12/15	N.A.	ZAR	1,313,270	(132)	291
					6,174,842
Pay	1-Year BRL CDI	12.97	1/2/17	Barclays Bank PLC	BRL	1,803,822	(8,621)	(8,621)
	3-Month MYR-KLIBOR-			Standard Chartered	1,500,000
Pay	BRM	3.24	5/3/18	Bank	MYR	392,362	(5,870)	(6,324)
	1-Month MXN-TIIE-			JP Morgan Chase Bank	24,000,000
Pay	Banxico	5.35	5/7/19	N.A.	MXN	1,489,749	18,136	20,264
				Credit Suisse	2,255,034
Pay	1-Year BRL CDI	12.98	1/4/21	International	BRL	658,750	7,044	7,044
	3-Month ZAR-JIBAR-				20,000,000
Pay	SAFEX	5.98	12/23/21	Barclays Bank PLC	ZAR	1,582,253	(42,994)	(58,771)
							(32,508)	(46,742)

At July 31, 2015, the Fund's open forward foreign currency exchange contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Brazilian Real	Barclay Bank PLC	8/4/15	10,691,287	3,436,533	3,118,424	318,109
Brazilian Real	Credit Suisse	8/4/15	1,118,232	372,000	326,165	45,835
Brazilian Real	JPMorgan Chase Bank N.A.	8/4/15	759,900	250,000	221,647	28,353
Brazilian Real	Standard Chartered Bank	8/4/15	297,495	99,000	86,773	12,227
Brazilian Real	Barclay Bank PLC	12/2/15	2,803,716	818,006	785,511	32,495
Brazilian Real	Credit Suisse	12/2/15	1,459,734	436,325	408,970	27,355
Chilean Peso	Barclay Bank PLC	8/5/15	187,727,172	309,000	278,432	30,568
Chilean Peso	Credit Suisse	8/5/15	175,332,122	285,006	260,048	24,958
Chilean Peso	JPMorgan Chase Bank N.A.	8/5/15	65,061,350	107,000	96,497	10,503
Chilean Peso	Standard Chartered Bank	8/5/15	98,539,050	162,000	146,151	15,849
Chilean Peso	JPMorgan Chase Bank N.A.	12/4/15	291,931,230	447,000	428,096	18,904
Colombian Peso	Barclay Bank PLC	10/6/15	1,064,301,000	413,000	368,459	44,541
Colombian Peso	JPMorgan Chase Bank N.A.	10/6/15	539,380,000	200,000	186,732	13,268
European Euro	Barclay Bank PLC	10/15/15	62,759	70,652	68,991	1,661
European Euro	Standard Chartered Bank	10/15/15	222,743	246,000	244,863	1,137
Hungarian Forint	Barclay Bank PLC	10/9/15	280,350,000	1,000,000	1,001,926	(1,926)
Hungarian Forint	UBS AG	10/9/15	113,533,440	400,000	405,750	(5,750)
Indonesian Rupiah	CS First Boston	12/11/15	21,659,458,355	1,566,348	1,556,557	9,791
Indonesian Rupiah	Standard Chartered Bank	12/11/15	1,340,100,000	96,549	96,306	243
Israeli Shekel	Barclay Bank PLC	9/10/15	3,243,065	848,326	860,593	(12,267)
Israeli Shekel	UBS AG	9/10/15	1,673,949	430,000	444,206	(14,206)
Israeli Shekel	Standard Chartered Bank	1/20/16	2,453,905	651,421	652,329	(908)
Korean Won	Standard Chartered Bank	10/8/15	839,313,000	767,547	716,926	50,621
Malaysian Ringgit	Barclay Bank PLC	9/3/15	1,905,229	508,154	496,949	11,205
Malaysian Ringgit	Standard Chartered Bank	9/3/15	4,157,325	1,085,747	1,084,373	1,374
Mexican Peso	Barclay Bank PLC	8/3/15	23,569,264	1,467,027	1,462,690	4,337
Mexican Peso	Credit Suisse	8/3/15	12,708,096	827,000	788,654	38,346
Mexican Peso	JPMorgan Chase Bank N.A.	8/3/15	16,067,106	1,043,494	997,112	46,382
Mexican Peso	JPMorgan Chase Bank N.A.	9/17/15	9,079,904	580,000	561,557	18,443
Mexican Peso	Barclay Bank PLC	11/3/15	9,079,904	553,942	559,468	(5,526)
Peruvian Nuevo	Barclay Bank PLC	11/16/15	194,190	60,000	60,139	(139)
Peruvian Nuevo	Credit Suisse	11/16/15	2,066,709	639,848	640,044	(196)
Philippine Peso	Barclay Bank PLC	8/7/15	14,480,310	321,000	316,522	4,478

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)
(continued)

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Philippine Peso	Standard Chartered Bank	8/7/15	14,934,720	331,000	326,455	4,545
Philippine Peso	Credit Suisse	1/15/16	10,076,943	220,261	218,264	1,997
Polish Zloty	Barclay Bank PLC	9/22/15	1,246,505	328,315	330,165	(1,850)
Polish Zloty	Barclay Bank PLC	9/22/15	1,069,325	288,336	283,234	5,102
Polish Zloty	UBS AG	9/22/15	1,533,751	414,261	406,249	8,012
Romanian Leu	Standard Chartered Bank	11/10/15	827,304	204,667	205,981	(1,314)
South African Rand	Barclay Bank PLC	8/11/15	17,192,332	1,400,259	1,357,449	42,810
South African Rand	Standard Chartered Bank	8/11/15	15,822,287	1,257,284	1,249,275	8,009
Taiwanese Dollar	Standard Chartered Bank	10/15/15	38,574,433	1,255,000	1,223,211	31,789
Thai Baht	Standard Chartered Bank	11/6/15	22,977,650	670,000	650,042	19,958
Turkish Lira	Barclay Bank PLC	10/5/15	2,638,782	991,055	934,906	56,149
Turkish Lira	Barclay Bank PLC	10/5/15	488,038	172,629	172,909	(280)
				28,030,992	27,086,000	944,992

Long Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Brazilian Real	Barclay Bank PLC	8/4/15	7,973,267	2,493,639	2,325,634	(168,005)
Brazilian Real	Credit Suisse	8/4/15	714,343	225,772	208,359	(17,413)
Brazilian Real	CS First Boston	8/4/15	313,000	100,000	91,296	(8,704)
Brazilian Real	JPMorgan Chase Bank N.A.	8/4/15	2,630,839	838,000	767,360	(70,640)
Brazilian Real	Standard Chartered Bank	8/4/15	1,235,466	411,000	360,359	(50,641)
Brazilian Real	Barclay Bank PLC	12/2/15	8,632,023	2,510,293	2,418,414	(91,879)
Brazilian Real	Credit Suisse	12/2/15	665,480	200,000	186,446	(13,554)
Chilean Peso	Barclay Bank PLC	8/5/15	86,911,500	139,000	128,905	(10,095)
Chilean Peso	Credit Suisse	8/5/15	300,430,594	484,825	445,591	(39,234)
Chilean Peso	JPMorgan Chase Bank N.A.	8/5/15	35,636,400	57,000	52,855	(4,145)
Chilean Peso	Standard Chartered Bank	8/5/15	103,681,200	166,000	153,777	(12,223)
Chilean Peso	CREDIT	12/4/15	34,294,682	52,442	50,291	(2,151)
Colombian Peso	Barclay Bank PLC	10/6/15	364,750,000	135,721	126,276	(9,445)
Colombian Peso	Standard Chartered Bank	10/6/15	1,549,248,632	610,541	536,347	(74,194)
Hungarian Forint	Barclay Bank PLC	10/9/15	425,732,760	1,511,873	1,521,500	9,627
Hungarian Forint	Credit Suisse	10/9/15	179,777,447	649,861	642,496	(7,365)
Indonesian Rupiah	JPMorgan Chase Bank N.A.	11/16/15	2,790,702,257	203,300	201,653	(1,647)
Indonesian Rupiah	Barclay Bank PLC	12/11/15	2,906,800,000	208,000	208,897	897
Indonesian Rupiah	CS First Boston	12/11/15	2,537,080,000	182,000	182,327	327
Indonesian Rupiah	JPMorgan Chase Bank N.A.	12/11/15	1,395,800,000	100,000	100,309	309
Indonesian Rupiah	Standard Chartered Bank	12/11/15	1,067,990,000	77,000	76,751	(249)
Indonesian Rupiah	UBS AG	12/11/15	5,509,262,500	395,000	395,923	923
Israeli Shekel	Barclay Bank PLC	9/10/15	2,463,110	650,000	653,621	3,621
Israeli Shekel	Standard Chartered Bank	9/10/15	2,453,905	650,558	651,178	620
Korean Won	Barclay Bank PLC	10/8/15	416,046,500	370,000	355,379	(14,621)
Malaysian Ringgit	Barclay Bank PLC	9/3/15	5,274,091	1,465,717	1,375,664	(90,053)
Malaysian Ringgit	Standard Chartered Bank	9/3/15	788,463	207,000	205,658	(1,342)
Malaysian Ringgit	Standard Chartered Bank	1/13/16	4,157,325	1,073,412	1,074,154	742
Mexican Peso	Barclay Bank PLC	8/3/15	10,711,246	693,849	664,731	(29,118)
Mexican Peso	JPMorgan Chase Bank N.A.	8/3/15	14,163,458	912,809	878,973	(33,836)
Mexican Peso	Standard Chartered Bank	8/3/15	17,230,690	1,135,316	1,069,323	(65,993)
Mexican Peso	UBS AG	8/3/15	10,239,072	662,058	635,429	(26,629)
Mexican Peso	Barclay Bank PLC	9/17/15	9,079,904	556,035	561,557	5,522
Mexican Peso	Barclay Bank PLC	11/3/15	23,569,264	1,456,979	1,452,244	(4,735)
Peruvian Nuevo	Standard Chartered Bank	11/16/15	646,600	200,000	200,247	247
Philippine Peso	Barclay Bank PLC	8/7/15	8,810,425	198,254	192,585	(5,669)
Philippine Peso	Credit Suisse	8/7/15	10,076,943	222,498	220,270	(2,228)
Philippine Peso	UBS AG	8/7/15	10,527,662	233,000	230,122	(2,878)
Polish Zloty	Barclay Bank PLC	9/22/15	1,477,560	400,000	391,365	(8,635)
Polish Zloty	UBS AG	9/22/15	333,753	87,000	88,402	1,402
Russian Ruble	Barclay Bank PLC	11/20/15	6,294,405	101,298	98,817	(2,481)
Russian Ruble	UBS AG	11/20/15	14,103,973	239,945	221,420	(18,525)
South African Rand	Barclay Bank PLC	8/11/15	21,827,675	1,787,647	1,723,440	(64,207)
South African Rand	Credit Suisse	8/11/15	694,000	56,982	54,796	(2,186)
South African Rand	JPMorgan Chase Bank N.A.	8/11/15	2,504,824	200,000	197,773	(2,227)
South African Rand	Standard Chartered Bank	8/11/15	1,488,119	122,000	117,497	(4,503)
South African Rand	UBS AG	8/11/15	6,500,000	530,895	513,218	(17,677)

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

Long Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
South African Rand	Standard Chartered Bank	11/30/15	2,800,000	217,967	216,748	(1,219)
South African Rand	Standard Chartered Bank	12/15/15	15,822,287	1,229,422	1,221,476	(7,946)
Taiwanese Dollar	JPMorgan Chase Bank N.A.	10/15/15	19,811,200	640,000	628,221	(11,779)
Thai Baht	Standard Chartered Bank	11/6/15	59,617,155	1,752,445	1,686,581	(65,864)
Turkish Lira	Barclay Bank PLC	10/5/15	110,156	40,000	39,028	(972)
				29,844,353	28,801,683	(1,042,670)

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Shares	Value ($)
Common Stocks — 82.2%
Argentina — 4.4%
Banco Macro SA, ADR (a)	88,032	3,759,847
Grupo Financiero Galicia SA,
ADR	205,478	3,860,932
YPF Sociedad Anonima, ADR	66,393	1,522,391
		9,143,170

Cambodia — 1.3%
NagaCorp Ltd.	3,402,000	2,777,913

Colombia — 3.6%
Banco Davivienda SA	523,875	4,818,413
Cemex Latam Holdings SA (a)	619,231	2,718,680
		7,537,093

Croatia — 1.3%
Hrvatski Telekom dd	53,016	1,186,600
Ledo dd	1,252	1,599,703
		2,786,303
Egypt — 2.7%
Centamin plc	3,322,412	2,873,942
Commercial International Bank,
Registered, GDR	391,455	2,626,663
		5,500,605
Georgia — 3.6%
Bank of Georgia Holdings plc	191,241	5,960,138
TBC Bank JSC, Registered, GDR	148,583	1,441,255
		7,401,393
Jersey — 0.2%
Integrated Diagnostics Holdings
plc (a)	52,535	337,537

Kazakhstan — 1.4%
Halyk Savings Bank of
Kazakhstan JSC, Registered,
GDR	368,206	2,997,197

Kenya — 1.2%
Safaricom Ltd.	17,620,700	2,480,333

Kuwait — 7.5%
Kuwait Projects Co. (Holding)
KSC	2,685,907	6,039,738
Mabanee Co. SAKC	940,141	3,077,843
Mobile Telecommunications Co.	1,445,000	1,983,052
National Bank of Kuwait SAK	1,536,354	4,318,455
		15,419,088
Morocco — 2.1%
Attijariwafa Bank	120,304	4,359,142

Nigeria — 5.4%
Dangote Cement plc	3,796,545	3,263,178
Diamond Bank plc	117,265,045	2,239,794
Guaranty Trust Bank plc	17,047,522	1,969,955
Nestle Foods Nigeria plc	196,841	840,989
Nigerian Breweries plc	2,085,546	1,268,415
Zenith Bank plc	20,669,723	1,668,539
		11,250,870
Oman — 3.3%
Bank Muscat SAOG	3,164,418	4,554,658
Ooredoo	1,071,040	2,237,246
		6,791,904
Pakistan — 13.0%
D.G. Khan Cement Co. Ltd.	2,601,000	3,891,403
Engro Corp. Ltd.	1,629,697	5,179,313
Engro Fertilizers Ltd.	1,181,830	1,079,850
Lucky Cement Ltd.	448,200	2,447,546
MCB Bank Ltd.	1,027,769	2,799,976
Nishat Mills Ltd.	3,751,200	4,220,515
Pakistan Petroleum Ltd.	437,980	665,084
The Hub Power Co. Ltd.	2,316,192	2,272,714
United Bank Ltd.	2,349,900	4,228,895
		26,785,296
Peru — 2.9%
Credicorp Ltd.	44,100	5,816,790
Credicorp Ltd.	1,400	184,660
		6,001,450

Philippines — 8.3%
Energy Development Corp.	26,532,900	4,160,090
First Gen Corp.	8,008,400	4,526,943
Robinsons Land Corp.	6,858,200	4,221,700
Vista Land & Lifescapes, Inc.	27,514,300	4,259,813
		17,168,546
Qatar — 4.1%
Gulf International Services QSC	22,674	429,691
Industries Qatar QSC	26,067	968,653
Qatar Electricity & Water Co.	45,101	2,736,284
Qatar National Bank	87,331	4,377,344
		8,511,972
Romania — 1.5%
SIF 5 Oltenia Craiova	6,703,000	3,169,469

South Korea — 0.5%
Kolao Holdings	53,143	992,457

Sri Lanka — 3.1%
John Keells Holdings plc	4,312,441	6,356,059

United Arab Emirates — 10.8%
Al Noor Hospitals Group plc	157,417	2,303,064
Aramex PJSC	394,439	370,542
DP World Ltd.	178,602	4,063,196
Emaar Properties PJSC	2,390,774	5,142,849
Emirates NBD PJSC	394,000	1,121,116
First Gulf Bank PJSC	543,445	2,293,641
Gulf Marine Services plc	1,294,802	2,522,079
NMC Health plc	166,751	2,288,612
Union National Bank PJSC	1,113,798	2,138,128
		22,243,227

TOTAL COMMON STOCKS
(COST $181,772,892)		170,011,024

	Principal
	Amount ($)
Convertible Corporate Bonds — 0.1%
Oman — 0.1%
Bank Muscat SAOG, 0.45%,
3/20/16	45,141	12,901
Bank Muscat SAOG, 0.45%,
3/20/17	270,600	71,007
Bank Muscat SAOG, 3.50%,
3/19/18	383,981	97,766

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Principal Amount ($)	Value ($)
Convertible Corporate Bonds, continued
Oman, continued
Renaissance Services SAOG,
0.38%, 7/25/17	142,800	53,796
		235,470

TOTAL CONVERTIBLE CORPORATE BONDS
(COST $289,118)		235,470

	Shares
Participatory Notes — 10.3%
Saudi Arabia — 4.2%
Al Tayyar Travel Group Holding
Co., 5/24/18, (Merrill Lynch
International & Co.)(a)	154,289	4,091,745
Jarir Marketing Co., 1/17/17,
(Credit Suisse AG)	24,615	1,388,023
Samba Financial Group, 9/27/16,
(Deutsche Bank AG)	447,785	3,181,065
		8,660,833
United Arab Emirates — 2.4%
Aramex PJSC, 3/30/16, (Merrill
Lynch International & Co.)	5,290,621	4,970,086

Vietnam — 3.7%
PetroVietnam Drilling & Well
Services JSC, 9/6/16, (JPMorgan
Chase)(a)	1,210,979	2,437,169
Vietnam Dairy Products JSC,
1/20/15, (Citigroup Global
Markets Holding, Inc.)	451,768	2,485,314
Vietnam Dairy Products JSC,
2/22/18, (JPMorgan Chase)	506,046	2,783,914
		7,706,397

TOTAL PARTICIPATORY NOTES
(COST $22,613,154)		21,337,316

Investment Companies — 5.4%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (b)	11,178,149	11,178,149

TOTAL INVESTMENT COMPANIES
(COST $11,178,149)		11,178,149
TOTAL INVESTMENT SECURITIES
(COST $215,853,313) — 98.0%		202,761,959
Other Assets (Liabilities) - 2.0%		4,135,643
NET ASSETS - 100%		$206,897,602
____________________
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2015.
ADR	American Depositary Receipt
GDR	Global Depository Receipt

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2015:

Industry	Percentage of Net Assets at Value (%)
Banks	34.3
Real Estate Management & Development	8.1
Construction Materials	6.0
Investment Companies	5.4
Independent Power and Renewable Electricity Producers	5.3
Food Products	3.7
Industrial Conglomerates	3.5
Hotels, Restaurants & Leisure	3.3
Wireless Telecommunication Services	3.2
Chemicals	3.0
Diversified Financial Services	2.9
Energy Equipment & Services	2.6
Air Freight & Logistics	2.6
Health Care Providers & Services	2.4
Textiles, Apparel & Luxury Goods	2.0
Transportation Infrastructure	2.0
Capital Markets	1.5
Metals & Mining	1.4
Multi-Utilities	1.3
Specialty Retail	1.2
Oil, Gas & Consumable Fuels	1.1
Diversified Telecommunication Services	0.6
Beverages	0.6
Total	98.0

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Principal
	Amount ($)	Value ($)
Foreign Bonds — 13.1%†
Brazil — 0.5%
Letra Tesouro Nacional,
13.42%, 1/1/16	25,350,000	7,003,345

Mexico — 12.4%
Mexican Bonos Desarrollo,
6.25%, 6/16/16 (a)	1,604,200,000	101,883,494
Mexican Bonos Desarrollo,
Series M, 6.50%, 6/10/21 (a)	1,000,000	64,756
Mexican Bonos Desarrollo,
Series M30, 10.00%,
11/20/36 (a)	711,800	61,286
Mexican Cetes, Series BI,
9/17/15	9,400,000,000	58,115,096
		160,124,632
South Africa — 0.2%
Republic of South Africa, Series
R203, 8.25%, 9/15/17	35,115,000	2,829,435

TOTAL FOREIGN BONDS
(COST $181,966,511)		169,957,412

Yankee Dollars — 34.8%
Barbados — 0.1%
Columbus International, Inc.,
7.38%, 3/30/21, Callable
3/30/18 @ 103.68 (b)	1,100,000	1,163,250

Brazil — 2.9%
Banco do Estado do Rio
Grande do Sul SA,
Registered, 7.38%, 2/2/22	675,000	641,250
Banco Votorantim, Registered,
5.25%, 2/11/16	200,000	202,760
Caixa Economica Federal,
4.50%, 10/3/18	1,200,000	1,188,000
Caixa Economica Federal,
Registered, 2.38%,
11/6/17	3,750,000	3,603,750
Caixa Economica Federal,
Registered, 4.50%,
10/3/18	700,000	693,000
Centrais Eletricas Brasileiras
SA, Registered, 6.88%,
7/30/19	780,000	764,400
Centrais Eletricas Brasileiras
SA, Registered, 5.75%,
10/27/21	3,175,000	2,824,163
Federal Republic of Brazil,
6.00%, 1/17/17	10,900,000	11,567,624
Federal Republic of Brazil,
4.88%, 1/22/21	6,800,000	7,017,600
Federal Republic of Brazil,
2.63%, 1/5/23	390,000	339,300
Federal Republic of Brazil,
11.00%, 8/17/40, Callable
8/17/15 @ 103.43 (b)	900,000	901,125
Marfrig Overseas Ltd.,
Registered, 9.50%, 5/4/20,
Callable 9/10/15 @ 104.75 (b)	1,100,000	1,117,875
Odebrecht Drilling Norbe VIII/IX
Ltd., Registered, 6.35%,
6/30/21, Callable 6/30/20
@ 100 (b)	303,400	218,448
Odebrecht Finance Ltd.,
Registered, 4.38%,
4/25/25	200,000	140,000
Odebrecht Finance Ltd.,
Registered, 5.25%,
6/27/29	3,960,000	2,663,100
Odebrecht Oil & Gas Finance
Ltd., 7.00%, 12/29/49 (a)	4,700,000	2,162,000
Petrobras International Finance
Co., 7.88%, 3/15/19	800,000	832,000
Petrobras International Finance
Co., 5.38%, 1/27/21	730,000	679,601
		37,555,996
Chile — 0.5%
Banco del Estado de Chile,
2.00%, 11/9/17	2,600,000	2,606,500
Codelco, Inc., Registered,
3.88%, 11/3/21	930,000	939,480
CorpBanca SA, 3.13%, 1/15/18	1,975,000	1,987,344
Empresa Nacional de Petroleo,
Registered, 4.75%,
12/6/21	465,000	481,773
		6,015,097
China — 3.6%
CNOOC Curtis Funding No.1
Pty Ltd., 4.50%, 10/3/23	1,425,000	1,497,210
CNOOC Finance (2013) Ltd.,
1.13%, 5/9/16	1,300,000	1,298,972
CNOOC Finance (2014) ULC,
4.25%, 4/30/24	1,000,000	1,022,880
CNPC (HK) Overseas Capital
Ltd., Registered, 3.13%,
4/28/16	2,000,000	2,024,952
CNPC General Capital Ltd.,
1.45%, 4/16/16	800,000	801,001
CNPC General Capital Ltd.,
Registered, 1.45%,
4/16/16	4,450,000	4,455,812
CNPC General Capital Ltd.,
Registered, 2.75%,
4/19/17	3,794,000	3,849,028
Industrial & Commercial Bank of
China, Series MTN, 2.35%,
11/13/17	2,300,000	2,314,012
Sinopec Capital (2013) Ltd.,
1.25%, 4/24/16	3,300,000	3,300,000
Sinopec Capital (2013) Ltd.,
1.25%, 4/24/16	3,375,000	3,375,233
Sinopec Capital (2013) Ltd.,
1.88%, 4/24/18	3,700,000	3,672,379

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)
(continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
China, continued
Sinopec Group Overseas
Development (2012) Ltd.,
Registered, 3.90%,
5/17/22	10,000,000	10,246,729
Sinopec Group Overseas
Development (2013) Ltd.,
4.38%, 10/17/23	5,400,000	5,641,947
Sinopec Group Overseas Development (2014) Ltd.,
1.75%, 4/10/17	1,800,000	1,799,428
		45,299,583
Colombia — 6.0%
Banco Davivienda SA,
Registered, 2.95%,
1/29/18	4,780,000	4,791,950
Banco de Bogota SA,
Registered, 5.00%,
1/15/17	600,000	623,520
Grupo Aval Ltd., Registered,
5.25%, 2/1/17	8,440,000	8,748,904
Grupo Aval Ltd., Registered,
4.75%, 9/26/22	380,000	373,350
Republic of Colombia, 7.38%,
1/27/17	22,585,000	24,527,310
Republic of Colombia, 7.38%,
3/18/19	26,185,000	30,322,231
Republic of Colombia, 4.38%,
7/12/21	7,230,000	7,519,200
Republic of Colombia, 6.13%,
1/18/41	1,330,000	1,433,075
		78,339,540
Costa Rica — 0.4%
Costa Rica Government
International Bond,
Registered, 4.25%,
1/26/23	3,140,000	2,888,800
Costa Rica Government
International Bond,
Registered, 4.38%,
4/30/25	970,000	870,575
Republic of Costa Rica, 4.25%,
1/26/23	1,200,000	1,104,000
		4,863,375
Gabon — 0.2%
Gabonese Republic, 6.38%,
12/12/24	3,100,000	2,906,250

Hong Kong — 0.5%
State Grid Overseas
Investment, Registered,
1.75%, 5/22/18	7,000,000	6,949,138

India — 0.1%
ICICI Bank Ltd., 5.00%, 1/15/16	250,000	253,814
ICICI Bank Ltd., 4.75%,
11/25/16	600,000	621,153
		874,967
Indonesia — 3.5%
PT Pertamina (Persero) Tbk,
4.30%, 5/20/23	1,300,000	1,251,510
PT Pertamina Tbk, Registered,
4.88%, 5/3/22	1,300,000	1,300,000
Republic of Indonesia, 5.88%,
1/15/24	3,700,000	4,125,500
Republic of Indonesia,
Registered, 7.50%,
1/15/16	4,323,000	4,446,206
Republic of Indonesia,
Registered, 6.88%, 3/9/17	3,300,000	3,572,250
Republic of Indonesia,
Registered, 11.63%,
3/4/19	6,340,000	8,257,850
Republic of Indonesia,
Registered, 5.88%,
3/13/20	1,800,000	2,002,500
Republic of Indonesia,
Registered, 4.88%, 5/5/21	12,160,000	12,859,199
Republic of Indonesia,
Registered, 3.75%,
4/25/22	5,115,000	5,051,063
Republic of Indonesia,
Registered, 5.38%,
10/17/23	1,740,000	1,874,850
Republic of Indonesia,
Registered, 5.25%,
1/17/42	425,000	414,375
		45,155,303
Israel — 0.5%
Delek & Avner (Tamar Bond)
Ltd., 2.80%, 12/30/16	1,000,000	1,000,000
Israel Electric Corp. Ltd.,
Registered, 5.63%,
6/21/18	5,000,000	5,390,900
		6,390,900
Kazakhstan — 0.1%
Development Bank of
Kazakhstan, 4.13%,
12/10/22	1,000,000	894,840

Lithuania — 0.1%
Republic of Lithuania,
Registered, 7.38%,
2/11/20	870,000	1,040,346

Malaysia — 0.1%
Petronas Capital Ltd., 3.13%,
3/18/22	1,580,000	1,566,682

Mexico — 3.1%
Comision Federal de
Electricidad, 4.88%,
1/15/24	1,600,000	1,666,000
Petroleos Mexicanos, 3.50%,
7/18/18	4,500,000	4,618,125
Petroleos Mexicanos, 5.50%,
1/21/21	6,650,000	7,197,229
Petroleos Mexicanos, 4.88%,
1/18/24	250,000	256,850
United Mexican States, 5.63%,
1/15/17	2,330,000	2,474,460
United Mexican States, 4.00%,
10/2/23	10,730,000	11,051,900
United Mexican States, 3.60%,
1/30/25	2,340,000	2,322,450
United Mexican States, Series
A, 6.05%, 1/11/40	4,170,000	4,816,350
United Mexican States, 4.75%,
3/8/44	330,000	320,100
United Mexican States, 5.55%,
1/21/45	2,170,000	2,343,600

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Mexico, continued
United Mexican States, 4.60%,
1/23/46	3,080,000	2,902,900
		39,969,964
Namibia — 0.1%
Namibia International Bond,
Registered, 5.50%,
11/3/21	1,090,000	1,170,551

Netherlands — 2.1%
Majapahit Holding BV, 7.25%,
6/28/17	1,880,000	2,051,550
Majapahit Holding BV,
Registered, 7.75%,
10/17/16	3,314,000	3,545,980
Marfrig Holding Europe BV,
Registered, 6.88%,
6/24/19, Callable 6/24/17
@ 103.44 (b)	1,900,000	1,748,000
Petrobras Brasileiro SA, 6.85%,
6/5/15	1,465,000	1,183,984
Petrobras Global Finance BV,
3.25%, 3/17/17	3,580,000	3,492,612
Petrobras Global Finance BV,
6.25%, 3/17/24	16,600,000	15,535,940
		27,558,066
Panama — 0.5%
Republic of Panama, 5.20%,
1/30/20	5,240,000	5,769,240
Republic of Panama, 6.70%,
1/26/36	360,000	450,000
		6,219,240
Peru — 1.1%
BBVA Banco Continental SA,
Registered, 2.25%,
7/29/16	6,400,000	6,421,747
Continental Senior Trust,
Registered, 5.75%,
1/18/17	5,050,000	5,307,550
Republic of Peru, 6.55%,
3/14/37	1,660,000	2,070,850
		13,800,147
Republic of Serbia — 0.3%
Republic of Serbia, 5.88%,
12/3/18	2,800,000	2,945,935
Republic of Serbia, 4.88%,
2/25/20	925,000	933,094
Republic of Serbia, Registered,
5.25%, 11/21/17	410,000	424,740
		4,303,769
Russian Federation — 0.1%
Gazprom OAO Via Gaz Capital
SA, Registered, 8.15%,
4/11/18	370,000	397,380
Gazprom OAO Via Gaz Capital
SA, Registered, 4.95%,
7/19/22	260,000	239,200
Russian Federation, Registered,
4.88%, 9/16/23	200,000	194,500
		831,080
South Africa — 3.0%
Eskom Holdings SOC Ltd.,
6.75%, 8/6/23	800,000	805,326
Republic of South Africa,
6.88%, 5/27/19	26,005,000	29,645,700
Republic of South Africa,
5.50%, 3/9/20	3,700,000	4,023,750
Republic of South Africa,
5.88%, 5/30/22	3,400,000	3,770,498
		38,245,274
South Korea — 0.3%
Export-Import Bank of Korea,
1.04%, 1/14/17 (a)	3,600,000	3,613,507

Turkey — 4.7%
Republic of Turkey, 7.00%,
9/26/16	38,500,000	40,924,346
Republic of Turkey, 7.50%,
7/14/17	2,860,000	3,147,716
Republic of Turkey, 6.75%,
4/3/18	3,300,000	3,629,340
Republic of Turkey, 7.50%,
11/7/19	2,540,000	2,916,682
Republic of Turkey, 6.25%,
9/26/22	5,500,000	6,076,400
Turkiye Halk Bankasi AS,
3.88%, 2/5/20	2,500,000	2,401,350
Turkiye Is Bankasi AS, 3.88%,
11/7/17	1,000,000	1,010,766
Turkiye Is Bankasi AS, 5.50%,
4/21/19	1,450,000	1,505,509
Turkiye Vakiflar Bankasi TAO,
5.00%, 10/31/18	800,000	817,904
		62,430,013
United States — 0.8%
Pemex Project Funding Master
Trust, 5.75%, 3/1/18	10,000,000	10,875,000

Uruguay — 0.1%
Republica Oriental del Uruguay,
4.50%, 8/14/24	1,755,000	1,851,525

TOTAL YANKEE DOLLARS
(COST $449,508,386)		449,883,403

U.S. Treasury Obligations — 26.2%
U.S. Treasury Bills — 18.6%
0.01%(c), 9/3/15	43,200,000	43,198,704
0.01%(c), 11/5/15	9,750,000	9,748,060
0.01%(c), 9/10/15	86,750,000	86,746,356
0.02%(c), 9/17/15	17,200,000	17,199,088
0.03%(c), 11/12/15	50,500,000	50,491,162
0.07%(c), 11/19/15	32,000,000	31,993,760
		239,377,130

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)
(continued)

	Principal
	Amount ($)	Value ($)
U.S. Treasury Obligations, continued
U.S. Treasury Notes — 7.6%
0.25%, 9/30/15	14,625,000	14,623,859
1.25%, 1/31/20	29,800,000	29,532,277
1.38%, 2/29/20	11,870,000	11,824,562
1.38%, 3/31/20	4,000,000	3,980,312
2.13%, 5/15/25	39,500,000	39,283,975
		99,244,985

TOTAL U.S. TREASURY OBLIGATIONS
(COST $337,907,289)		338,622,115

Commercial Papers — 9.7%
Bank of Tokyo- Mitsubishi UFJ,
N.Y., 0.16%	25,000,000	24,999,317
BNP Paribas Finance, Inc, 0.18%	25,000,000	24,999,587
Credit Agricole CIB N.Y., 0.11%	25,000,000	24,999,702
National Australia Bank,
0.17% (d)	25,000,000	24,999,268
Societe'Generale N.A.,
0.20% (d)	25,000,000	24,997,863

TOTAL Commercial Papers
(COST $124,994,736)		124,995,737

	Shares	Value ($)
Affiliated Investment Company — 1.9%
HSBC Prime Money Market
Fund, Class I Shares,
0.12% (e)	25,000,000	25,000,000

TOTAL AFFILIATED INVESTMENT COMPANY
(COST $25,000,000)		25,000,000

Investment Companies — 13.1%
Northern Institutional Diversified
Assets Portfolio,
Institutional Shares,
0.01% (e)	169,422,878	169,422,878

TOTAL INVESTMENT COMPANIES
(COST $169,422,878)		169,422,878
TOTAL INVESTMENT SECURITIES
(COST $1,288,799,800) — 98.8%		1,277,881,545
Other Assets (Liabilities) - 1.2%		16,027,613
NET ASSETS - 100%		$1,293,909,158
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2015. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	Rate presented represents the effective yield at time of purchase.
(d)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(e)	The rate represents the annualized one-day yield that was in effect on July 31, 2015.
MTN	Medium Term Note
ULC	Unlimited Liability Co.

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2015:

Percentage of
Industry	Net Assets at Value (%)
Sovereign Bonds	33.1
U.S. Treasury Obligation	26.2
Investment Companies	13.1
Commercial Paper	9.5
Oil, Gas & Consumable Fuels	7.2
Banks	3.7
Affiliated Investment Company	1.9
Electric Utilities	1.9
Sovereign	1.2
Energy Equipment & Services	0.2
Food Products	0.2
Construction & Engineering	0.2
Diversified Financial Services	0.2
Metals & Mining	0.1
Media	0.1
Oil Gas & Consumable Fuels	0.0
Total	98.8

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

Futures Contracts Sold

					Unrealized Appreciation/
		Expiration	Number of
Description	Type	Date	Contracts	Notional Value	(Depreciation)
10-Year U.S. Treasury Note September Future	Short	9/21/15	550	$70,090,625	($138,441)
				$70,090,625	($138,441)

Interest Rate Swap Agreements

At July 31, 2015, the Fund's open interest rate swap agreements were as follows:

Pay/								Unrealized
Receive					Notional			Appreciation/
Floating		Fixed	Expiration		Amount	Notional		(Depreciation)
Rate	Floating Rate Index	Rate (%)	Date	Counterparty	(Local)	Amount ($)	Value ($)	($)
Receive	1-Year BRL CDI	13 .87	1/2/17	Barclays Bank PLC	96,238,551 BRL	28,113,622	140,915	140,915
Receive	3-Month LIBOR BBA	1.96	5/17/22	Standard Chartered Bank	1,200,000 USD	1,200,000	1,346	(2,807)
Receive	3-Month LIBOR BBA	1 .77	8/10/22	Barclays Bank PLC	13,000,000 USD	13,000,000	207,941	107,689
							350,202	245,797

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

Credit Default Swap Agreements - Buy Protection(a)

At July 31, 2015, the Fund's open credit default swap agreements were as follows:

			Implied
			Credit				Upfront
			Spread at				Premiums	Unrealized
			July 31,	Notional			Paid/	Appreciation/
		Expiration	2015	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	(%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
Emirate of Abu Dhabi United Arab Emirates	Barclays Bank PLC	6/20/18	0.32	4,400,000	1.00	(91,491)	(72,021)	(19,470)
Republic of Korea	JPMorgan Chase Bank N.A.	9/20/17	0.21	100,000	1.00	(1,811)	1,211	(3,022)
Republic of Korea	JPMorgan Chase Bank N.A.	9/20/17	0.23	5,000,000	1.00	(90,533)	12,067	(102,600)
Republic of Korea	JPMorgan Chase Bank N.A.	6/20/18	0.30	6,000,000	1.00	(132,271)	(77,634)	(54,637)
Republic of Korea	Credit Suisse International	6/20/18	0.30	6,000,000	1.00	(132,271)	(63,927)	(68,344)
Republic of Korea	JPMorgan Chase Bank N.A.	6/20/18	0.30	7,000,000	1.00	(154,316)	(59,599)	(94,717)
Republic of Korea	JPMorgan Chase Bank N.A.	6/20/18	0.30	7,000,000	1.00	(154,316)	(45,513)	(108,803)
Republic of Korea	JPMorgan Chase Bank N.A.	6/20/18	0.30	5,500,000	1.00	(121,248)	(65,689)	(55,559)
Republic of Korea	Barclays Bank PLC	12/20/18	0.35	5,500,000	1.00	(131,502)	(97,533)	(33,969)
Republic of Korea	JPMorgan Chase Bank N.A.	12/20/18	0.35	10,500,000	1.00	(251,048)	(191,452)	(59,596)
Republic of Korea	Barclays Bank PLC	12/20/18	0.35	5,500,000	1.00	(131,502)	(97,481)	(34,021)
Republic of Philippines	JPMorgan Chase Bank N.A.	9/20/17	0.45	1,700,000	1.00	(23,688)	38,756	(62,444)
Republic of Turkey	Barclays Bank PLC	6/20/20	3.20	43,500,000	1.00	4,025,178	4,284,750	(259,572)
State of Qatar	Barclays Bank PLC	9/20/17	0.25	6,250,000	1.00	(112,381)	74,259	(186,640)
						2,496,800	3,640,194	(1,143,394)

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

Credit Default Swap Agreements - Sell Protection(a)

At July 31, 2015, the Fund's open credit default swap agreements were as follows:

			Implied
			Credit				Upfront
			Spread at				Premiums	Unrealized
			July 31,	Notional			Paid/	Appreciation/
		Expiration	2015	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	(%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
Federative Republic of Brazil	Credit Suisse International	6/20/18	2.30	14,000,000	1.00	(479,551)	(297,735)	(181,816)
Federative Republic of Brazil	Credit Suisse International	6/20/18	2.30	4,500,000	1.00	(154,141)	(96,534)	(57,607)
Federative Republic of Brazil	JPMorgan Chase Bank N.A.	6/20/18	2.19	2,500,000	1.00	(85,634)	(46,715)	(38,919)
Federative Republic of Brazil	Barclays Bank PLC	6/20/18	2.30	2,500,000	1.00	(85,704)	(39,915)	(45,789)
Federative Republic of Brazil	Barclays Bank PLC	6/20/20	2.80	28,200,000	1.00	(2,263,513)	(2,794,732)	531,219
Federative Republic of Brazil	Barclays Bank PLC	6/20/20	2.87	5,500,000	1.00	(441,771)	(492,196)	50,425
Federative Republic of Brazil	Barclays Bank PLC	6/20/20	2.87	9,000,000	1.00	(722,898)	(833,656)	110,758
Federative Republic of Brazil	Credit Suisse International	6/20/20	2.87	20,000,000	1.00	(1,605,329)	(1,236,268)	(369,061)
People's Republic of China	JPMorgan Chase Bank N.A.	6/20/18	0.59	5,500,000	1.00	73,343	71,224	2,119
People's Republic of China	JPMorgan Chase Bank N.A.	6/20/18	0.59	6,000,000	1.00	80,010	83,678	(3,668)
People's Republic of China	Credit Suisse International	6/20/18	0.59	6,000,000	1.00	80,010	37,634	42,376
Republic of Colombia	Credit Suisse International	6/20/20	1.80	10,000,000	1.00	(333,707)	(216,616)	(117,091)
Republic of Peru	JPMorgan Chase Bank N.A.	6/20/17	0.86	100,000	1.00	563	(3,224)	3,787
Republic of Peru	Bank of America	3/20/20	1.40	5,000,000	1.00	(73,274)	(52,494)	(20,780)
Republic of Peru	Credit Suisse International	6/20/20	1.45	5,000,000	1.00	(88,642)	(84,791)	(3,851)
Republic of South Africa	Barclays Bank PLC	12/20/17	1.29	3,500,000	1.00	(26,303)	(88,148)	61,845
Republic of South Africa	JPMorgan Chase Bank N.A.	12/20/17	1.29	3,500,000	1.00	(26,303)	(99,897)	73,594
Republic of South Africa	JPMorgan Chase Bank N.A.	9/20/18	1.55	13,000,000	1.00	(222,103)	(716,665)	494,562
Republic of South Africa	JPMorgan Chase Bank N.A.	3/20/19	1.69	12,700,000	1.00	(323,459)	(725,926)	402,467
Republic of South Africa	Bank of America	3/20/20	2.02	6,000,000	1.00	(264,976)	(254,676)	(10,300)
Republic of Turkey	Barclays Bank PLC	6/20/19	1.83	10,500,000	1.00	(375,070)	(724,262)	349,192
						(7,338,452)	(8,611,914)	1,273,462

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)
(continued)

At July 31, 2015, the Fund's open forward foreign currency exchange contracts were as follows:

						Net Unrealized
			Contract Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Bank of America	8/4/15	43,635,011	13,995,000	12,727,412	1,267,588
Brazilian Real	Barclay Bank PLC	8/4/15	210,020,742	67,124,000	61,258,620	5,865,380
Brazilian Real	Credit Suisse	8/4/15	337,210,794	109,003,639	98,357,275	10,646,364
Brazilian Real	CS First Boston	8/4/15	84,282,831	27,106,000	24,583,524	2,522,476
Brazilian Real	JPMorgan Chase Bank N.A.	8/4/15	42,329,105	14,105,000	12,346,507	1,758,493
Brazilian Real	Standard Chartered Bank	8/4/15	227,603,164	73,582,000	66,387,041	7,194,959
Chilean Peso	Bank of America	8/5/15	3,884,409,000	6,345,000	5,761,258	583,742
Chilean Peso	Barclay Bank PLC	8/5/15	15,389,375,360	25,331,000	22,825,137	2,505,863
Chilean Peso	Credit Suisse	8/5/15	19,314,184,930	31,595,800	28,646,316	2,949,484
Chilean Peso	CS First Boston	8/5/15	4,611,954,480	7,599,200	6,840,336	758,864
Chilean Peso	JPMorgan Chase Bank N.A.	8/5/15	5,356,312,450	8,809,000	7,944,349	864,651
Chilean Peso	Standard Chartered Bank	8/5/15	12,381,287,892	20,265,928	18,363,617	1,902,311
Chilean Peso	UBS AG	8/5/15	3,879,967,500	6,345,000	5,754,671	590,329
European Euro	Barclay Bank PLC	10/15/15	145,339,344	163,619,400	159,772,450	3,846,950
European Euro	Standard Chartered Bank	10/15/15	25,951,389	28,661,000	28,528,525	132,475
Israeli Shekel	Barclay Bank PLC	9/10/15	102,161,721	26,723,618	27,110,041	(386,423)
Israeli Shekel	Standard Chartered Bank	1/20/16	102,161,721	27,120,181	27,157,960	(37,779)
Korean Won	Barclay Bank PLC	10/8/15	5,484,678,000	4,820,000	4,684,913	135,087
Korean Won	JPMorgan Chase Bank N.A.	10/8/15	21,347,704,800	18,730,000	18,234,825	495,175
Korean Won	Standard Chartered Bank	10/8/15	42,886,244,900	39,219,245	36,632,658	2,586,587
Mexican Peso	Standard Chartered Bank	8/3/15	61,952,864	4,082,023	3,844,746	237,277
Mexican Peso	Standard Chartered Bank	9/17/15	940,000,000	60,542,824	58,135,374	2,407,450
Mexican Peso	Barclay Bank PLC	11/3/15	3,111,864	192,366	191,741	625
Mexican Peso	Standard Chartered Bank	6/16/16	1,678,000,000	107,716,010	101,611,668	6,104,342
Polish Zloty	UBS AG	9/22/15	22,497,222	6,000,000	5,958,894	41,106
South African Rand	Bank of America	8/11/15	72,101,760	6,016,000	5,692,914	323,086
South African Rand	Barclay Bank PLC	8/11/15	110,323,405	9,074,960	8,710,767	364,193
South African Rand	Credit Suisse	8/11/15	73,322,406	6,016,000	5,789,292	226,708
South African Rand	CS First Boston	8/11/15	71,988,659	6,016,000	5,683,984	332,016
South African Rand	JPMorgan Chase Bank N.A.	8/11/15	147,244,544	12,176,000	11,625,937	550,063
South African Rand	Standard Chartered Bank	8/11/15	144,837,764	11,974,000	11,435,906	538,094
South African Rand	UBS AG	8/11/15	145,643,750	12,032,000	11,499,544	532,456
South African Rand	Standard Chartered Bank	12/15/15	40,826,999	3,172,335	3,151,833	20,502
Thai Baht	Standard Chartered Bank	11/6/15	944,098,142	27,490,000	26,708,714	781,286
Turkish Lira	Bank of America	10/5/15	28,857,613	10,664,000	10,224,092	439,908
Turkish Lira	Barclay Bank PLC	10/5/15	99,576,766	36,427,000	35,279,494	1,147,506
Turkish Lira	Credit Suisse	10/5/15	62,123,003	22,490,000	22,009,834	480,166
Turkish Lira	CS First Boston	10/5/15	34,030,393	12,555,000	12,056,779	498,221
Turkish Lira	JPMorgan Chase Bank N.A.	10/5/15	16,805,309	6,255,000	5,954,027	300,973
Turkish Lira	Standard Chartered Bank	10/5/15	80,575,092	29,421,000	28,547,307	873,693
Turkish Lira	UBS AG	10/5/15	17,236,386	6,301,000	6,106,755	194,245
				1,116,713,529	1,054,137,037	62,576,492

						Net Unrealized
			Contract Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Barclay Bank PLC	8/4/15	695,067,794	215,544,676	202,736,612	(12,808,064)
Brazilian Real	Credit Suisse	8/4/15	19,206,144	6,144,000	5,602,027	(541,973)
Brazilian Real	CS First Boston	8/4/15	32,739,173	10,371,000	9,549,326	(821,674)
Brazilian Real	Standard Chartered Bank	8/4/15	137,816,496	43,537,000	40,198,164	(3,338,836)
Brazilian Real	UBS AG	8/4/15	60,252,040	19,000,000	17,574,249	(1,425,751)
Brazilian Real	Bank of America	12/2/15	92,056,383	26,484,000	25,791,229	(692,771)
Brazilian Real	Credit Suisse	12/2/15	111,109,046	33,711,291	31,129,170	(2,582,121)
Brazilian Real	Standard Chartered Bank	12/2/15	22,981,536	6,707,000	6,438,685	(268,315)
Brazilian Real	UBS AG	12/2/15	15,440,327	4,513,000	4,325,881	(187,119)
Chilean Peso	Bank of America	8/5/15	7,451,745,150	12,227,000	11,052,242	(1,174,758)
Chilean Peso	Barclay Bank PLC	8/5/15	13,488,151,050	21,731,000	20,005,288	(1,725,712)
Chilean Peso	Credit Suisse	8/5/15	24,500,457,913	39,269,000	36,338,467	(2,930,533)
Chilean Peso	JPMorgan Chase Bank N.A.	8/5/15	4,014,409,200	6,421,000	5,954,071	(466,929)
Chilean Peso	Standard Chartered Bank	8/5/15	15,362,728,300	24,744,000	22,785,615	(1,958,385)

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

						Net Unrealized
			Contract Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
European Euro	Barclay Bank PLC	10/15/15	40,000,000	44,619,000	43,972,250	(646,750)
European Euro	Standard Chartered Bank	10/15/15	55,774,507	61,108,000	61,313,265	205,265
Hungarian Forint	Barclay Bank PLC	10/9/15	4,961,983	17,660	17,733	73
Indonesian Rupiah	Barclay Bank PLC	12/11/15	91,396,500,000	6,540,000	6,568,209	28,209
Indonesian Rupiah	CS First Boston	12/11/15	79,764,680,000	5,722,000	5,732,289	10,289
Indonesian Rupiah	Standard Chartered Bank	12/11/15	33,509,920,000	2,416,000	2,408,190	(7,810)
Indonesian Rupiah	UBS AG	12/11/15	173,771,902,500	12,459,000	12,488,118	29,118
Israeli Shekel	Standard Chartered Bank	9/10/15	102,161,721	27,084,231	27,110,041	25,810
Mexican Peso	Barclay Bank PLC	8/3/15	3,111,864	193,693	193,120	(573)
Mexican Peso	Standard Chartered Bank	8/3/15	58,841,000	3,719,641	3,651,626	(68,015)
South African Rand	Barclay Bank PLC	8/11/15	616,037,539	50,593,000	48,640,266	(1,952,734)
South African Rand	Credit Suisse	8/11/15	148,000	11,842	11,687	(155)
South African Rand	Standard Chartered Bank	8/11/15	149,276,750	12,135,229	11,786,393	(348,836)
Turkish Lira	Barclay Bank PLC	10/5/15	180,704,486	67,867,681	64,022,594	(3,845,087)
Turkish Lira	Barclay Bank PLC	10/5/15	112,117,109	39,437,000	39,722,468	285,468
Turkish Lira	CS First Boston	10/5/15	64,844,451	22,828,000	22,974,028	146,028
Turkish Lira	Standard Chartered Bank	10/5/15	58,912,792	20,754,000	20,872,474	118,474
Turkish Lira	UBS AG	10/5/15	35,498,977	12,456,000	12,577,090	121,090
				860,365,944	823,542,867	(36,823,077)

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Shares	Value ($)
Common Stocks — 84.2%
China — 15.4%
3SBio, Inc. (a)	7,000	8,253
Aupu Group Holding Co. Ltd.	656,000	199,709
Beijing Capital Land Ltd., Class H	246,000	118,365
Best Pacific International Holdings
Ltd., Class H	190,000	94,116
China Eastern Airlines Corp. Ltd.,
Class H (a)	110,000	88,402
China Machinery Engineering Corp.,
Class H	9,000	6,838
China Meidong Auto Holdings Ltd.	258,000	41,602
Citic Telecom International Holdings Ltd.	188,000	86,093
Greatview Aseptic Packaging Co. Ltd.	202,000	118,561
Jiashili Group Ltd. (b)	375,000	193,980
Leoch International Technology Ltd.	598,000	57,855
Man Wah Holdings Ltd.	178,400	160,632
Sinosoft Technology Group Ltd.	158,000	89,271
Texhong Textile Group Ltd.	222,500	227,032
West China Cement Ltd.	532,000	96,077
		1,586,786
Hong Kong — 26.1%
BeijingWest Industries International
Ltd. (a)	808,000	44,298
China High Speed Transmission
Equipment Group Co. Ltd. (a)	219,000	177,130
China Resources Land Ltd.	53,555	150,259
Chu Kong Shipping Enterprises Group
Co. Ltd.	130,000	39,744
COSCO International Holdings Ltd.	204,000	117,104
Cowell e Holdings, Inc. (a)	74,000	49,829
D&G Technology Holding Co. Ltd. (a)	366,000	83,567
Dream International Ltd.	552,000	118,915
EGL Holdings Co. Ltd. (a)	108,000	36,501
EVA Precision Industrial Holdings Ltd.	664,000	191,865
Far East Consortium International Ltd.	280,000	130,390
Franshion Properties China Ltd.	546,000	176,787
Haitong International Securities Group Ltd.	170,000	93,858
Joy City Property Ltd.	246,000	44,109
Melco International Development Ltd.	34,000	58,333
Nexteer Automotive Group Ltd.	249,000	236,084
Perfect Shape PRC Holdings Ltd.,
Class L	344,000	77,656
Poly Property Group Co. Ltd.	188,000	71,057
Shenzhen Investment Ltd.	356,000	137,310
Sun Hung Kai & Co. Ltd.	103,000	68,559
Tianjin Development Holdings Ltd.	158,000	131,257
Valuetronics Holdings Ltd.	382,000	114,197
Varitronix International Ltd.	146,000	110,930
VST Holdings Ltd.	660,000	225,617
		2,685,356
Indonesia — 3.5%
PT Pakuwon Jati Tbk	4,261,200	130,750
PT Panin Financial Tbk (a)	7,120,300	143,722
PT Tiphone Mobile Indonesia Tbk	1,256,700	90,594
		365,066
Korea, Republic Of — 14.6%
BNK Financial Group, Inc.	8,710	102,361
Cuckoo Electronics Co. Ltd.	220	56,316
Hyundai Development Co.	2,028	121,333
ISC Co. Ltd.	4,573	172,758
KIWOOM Securities Co. Ltd.	1,676	93,971
Kolon Industries, Inc.	2,536	118,563
Medy-Tox, Inc.	244	111,010
Modetour Network, Inc.	1,740	58,223
NS Shopping Co. Ltd.	549	109,565
PS Tec Co. Ltd.	13,645	92,716
SK Innovation Co. Ltd. (a)	878	74,668
TES Co. Ltd. (a)	9,608	124,001
Vieworks Co. Ltd.	3,276	112,700
ViroMed Co. Ltd. (a)	312	46,880
Yuhan Corp.	459	105,727
		1,500,792
Malaysia — 2.4%
Berjaya Auto Berhad	242,180	164,705
Prestariang Berhad	124,900	78,410
		243,115
Philippines — 2.2%
EEI Corp. (a)	367,200	78,932
First Philippine Holdings Corp.	81,370	147,331
		226,263
Singapore — 1.9%
Ezion Holdings Ltd.	173,000	109,111
Innovalues Ltd.	141,200	89,054
		198,165
Taiwan, Province of China — 14.6%
Cathay Financial Holding Co. Ltd.	91,000	147,016
Chin-Poon Industrial Co. Ltd.	80,000	102,129
Chipbond Technology Corp.	29,000	43,636
Cleanaway Co. Ltd.	19,000	91,485
E.Sun Financial Holding Co. Ltd.	263,030	159,978
King Yuan Electronics Co. Ltd.	191,000	128,874
MPI Corp.	33,000	64,917
Phison Electronics Corp.	14,000	100,893
Posiflex Technology, Inc.	22,770	100,982
Radiant Opto-Electronics Corp.	18,000	53,599
San Fang Chemical Industry Co. Ltd.	65,920	72,878
Sunspring Metal Corp. (a)	29,000	35,965
Topco Scientific Co. Ltd. (a)	56,000	94,729
Vanguard International Semiconductor Corp.	46,000	53,915
WT Microelectronics Co. Ltd.	155,341	186,253
Zippy Technology Corp.	65,000	70,831
		1,508,080
Thailand — 3.5%
Amata Corp. Public Co. Ltd.	215,900	86,385
Dynasty Ceramic Public Co. Ltd.	855,820	90,342
KCE Electronics plc	122,700	184,537
		361,264

TOTAL COMMON STOCKS
(COST $9,130,950)		8,674,887

Participatory Notes — 12.7%
India — 12.7%
Ahluwalia Contracts Ltd., 12/18/17,
(UBS AG)(a)(c)	36,950	143,454
CEAT Ltd., 7/23/18, (UBS AG)(a)(c)	5,851	83,530
Dewan Housing Finance Corp. Ltd.,
12/18/17, (UBS AG)(a)(c)	21,083	158,295
Finolex Industries Ltd., 2/25/16,
(UBS AG)(a)(c)	11,076	47,631

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Shares	Value ($)
Participatory Notes, continued
India, continued
Indian Bank, 2/26/17, (Deutsche
Bank AG)(c)	67,593	139,593
JK Cement Ltd., 12/18/17, (UBS
AG)(c)	7,283	77,539
Lloyd Electric & Engineering Ltd.,
7/23/18, (UBS AG)(a)(c)	7,043	26,849
MM Forgings Ltd., 2/12/18, (UBS
AG)(c)	7,158	75,689
NIIT Ltd., 11/26/24, (Deutsche Bank
AG)(a)(c)	19,073	24,247
NIIT Ltd., 11/26/24, (Deutsche Bank
AG)(a)(c)	93,157	118,426
SRF Ltd., 3/21/18, (UBS AG)(a)(c)	5,237	113,599
Suzlon Energy Ltd., 11/15/17,
(Duetsche Bank AG)(a)(c)	107,960	36,879
Welspun Corp. Ltd., 11/26/24,
(Deutsche Bank AG)(c)	18,453	258,216
		1,303,947

TOTAL PARTICIPATORY NOTES
(COST $1,079,105)		1,303,947

Right — 0.0%
Korea, Republic Of — 0.0%
ISC Co. Ltd., 9/9/15 (a)(d)	384	3,446

TOTAL RIGHT
(COST $–)		3,446

Investment Companies — 0.0%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (e)	4,880	4,880

TOTAL INVESTMENT COMPANIES
(COST $4,880)		4,880
TOTAL INVESTMENT SECURITIES
(COST $10,214,935) — 96.9%		9,987,160
Other Assets (Liabilities) - 3.1%		319,554
NET ASSETS - 100%		$10,306,714
____________________
(a)	Represents non-income producing security.
(b)	Illiquid security, representing 1.88% of net assets of the fund.
(c)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(d)	The security was valued in good faith pursuant to procedures approved by the Board of Trustees as of July 31, 2015. The total of all such securities represents less than 0.005% of the net assets of the Fund.
(e)	The rate represents the annualized one-day yield that was in effect on July 31, 2015.

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2015:

Percentage of
Industry	Net Assets at Value (%)
Real Estate Management & Development	10.2
Electronic Equipment, Instruments & Components	9.3
Semiconductors & Semiconductor
Equipment	9.2
Textiles, Apparel & Luxury Goods	6.7
Electrical Equipment	4.2
Household Durables	4.0
Banks	3.9
Auto Components	3.6
Construction & Engineering	3.4
Specialty Retail	2.9
Insurance	2.8
Machinery	2.7
Chemicals	2.3
Food Products	1.9
Capital Markets	1.8
Thrifts & Mortgage Finance	1.5
Diversified Consumer Services	1.5
Hotels, Restaurants & Leisure	1.5
IT Services	1.4
Electric Utilities	1.4
Multi-Utilities	1.3
Leisure Products	1.2
Containers & Packaging	1.2
Building Products	1.2
Health Care Technology	1.1
Health Care Equipment & Supplies	1.1
Transportation Infrastructure	1.1
Internet & Catalog Retail	1.1
Energy Equipment & Services	1.1
Pharmaceuticals	1.0
Commercial Services & Supplies	0.9
Construction & Materials	0.9
Airlines	0.9
Software	0.9
Construction Materials	0.8
Diversified Telecommunication Services	0.8
Tires & Rubber	0.8
Financials	0.7
Oil, Gas & Consumable Fuels	0.7
Metals & Mining	0.7
Biotechnology	0.5
Marine	0.4
Electronic Manufacturing Services	0.3
Right	0.0
Investment Companies	0.0
Total	96.9

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Principal
	Amount ($)	Value ($)
Foreign Bonds — 17.3%†
Denmark — 0.7%
DONG Energy A/S, 6.25%, 06/26/13,
Callable 6/26/23 @ 100 (a),(b)	50,000	62,455
TDC A/S, 3.50%, 02/26/15, Callable
2/26/21 @ 100 (a),(b)	100,000	107,010
		169,465
France — 4.5%
Accor SA, 4.13%, 6/30/49, Callable
6/30/20 @ 100 (a),(b)	100,000	111,732
AXA SA, Series E, 3.94%, 11/29/49,
Callable 11/7/24 @ 100 (a),(b)	100,000	111,073
Credit Agricole SA, 6.50%, 4/29/49,
Callable 6/23/21 @ 100 (a),(b)	100,000	113,435
Credit Agricole SA, 7.87%, 10/29/49,
Callable 10/26/19 @ 100 (a),(b)	100,000	130,400
Crown International Holdings,
Registered, 4.00%, 7/15/22,
Callable 4/15/22 @ 100 (b)	100,000	113,654
Electricite de France SA, Series E,
5.38%, 1/29/49, Callable
1/29/25 @ 100 (a),(b)	100,000	123,942
Europcar Groupe SA, 5.75%,
6/15/22, Callable 6/15/18 @
102.88(b)	100,000	113,132
GDF SUEZ, 4.75%, 7/29/49, Callable
7/10/21 @ 100 (a),(b)	100,000	122,027
Lafarge SA, Series E, 6.75%,
12/16/19	50,000	64,907
Orange SA, 4.25%, 2/28/49, Callable
2/7/20 @ 100 (a),(b)	100,000	116,399
		1,120,701
Germany — 1.6%
Allianz SE, 4.75%, 10/29/49,
Callable 10/24/23 @ 100 (a),(b)	100,000	120,650
Commerzbank AG, Series E, 7.75%,
3/16/21	100,000	134,683
Unitymedia GmbH, Registered,
6.25%, 1/15/29, Callable
1/15/21 @ 103.13 (b)	125,000	153,734
		409,067
Luxembourg — 3.9%
CNH Industrial Finance Europe SA,
Series E, 6.25%, 3/9/18	100,000	121,147
FMC Finance VIII SA, Registered,
6.50%, 9/15/18	50,000	63,416
HeidelbergCement Finance
Luxembourg SA, 7.50%, 7/3/20	125,000	170,042
KION Finance SA, Registered,
6.75%, 2/15/20, Callable
2/15/16 @ 103.38 (b)	100,000	115,932
Picard Bondco SA, Registered,
7.75%, 2/1/20, Callable 8/1/16
@ 105.81(b)	100,000	118,455
SIG Combibloc Holdings GmbH,
Registered, 7.75%, 2/15/23,
Callable 2/15/18 @ 103.88 (b)	100,000	115,734
Talanx AG, Series E, 8.37%,
6/15/42, Callable 6/15/22 @
100 (a),(b)	100,000	141,655
Telenet Finance III Luxembourg SCA,
Registered, 6.63%, 2/15/21,
Callable 2/15/16 @ 103.31 (b)	100,000	115,301
		961,682
Netherlands — 3.6%
Carlson Wagonlit BV, Registered,
7.50%, 6/15/19, Callable
6/15/16 @ 103.75 (b)	100,000	115,850
Gas Natural Fenosa Finance BV,
4.13%, 11/29/49, Callable
11/18/22 @ 100 (a),(b)	100,000	111,869
Koninklijke KPN NV, 6.12%, 3/29/49,
Callable 9/14/18 @ 100 (a),(b)	100,000	117,569
LGE Holdco VI BV, Registered,
7.13%, 5/15/24, Callable
5/15/19 @ 103.56 (b)	100,000	121,374
Rabobank Nederland, Registered,
6.88%, 3/19/20	100,000	131,936
Telefonica SA, 7.62%, 9/29/49,
Callable 9/18/21 @ 100 (a),(b)	100,000	128,561
Volkswagen AG, 5.13%, 9/29/49,
Callable 9/2/23 @ 100 (a),(b)	50,000	60,479
Vonovia Finance BV, 4.62%, 4/8/74,
Callable 4/8/19 @ 100 (a),(b)	100,000	114,877
		902,515
Sweden — 0.5%
Volvo Treasury AB, 4.20%, 6/10/75,
Callable 6/10/20 @ 100 (a),(b)	100,000	112,065

United Kingdom — 1.6%
Aviva plc, Series E, 3.38%, 12/4/45,
Callable 12/4/25 @ 100 (a),(b)	100,000	106,755
Rexam plc, 6.75%, 6/29/67, Callable
6/29/17 @ 100 (a),(b)	50,000	55,935
The Royal Bank of Scotland plc,
Series E, 10.50%, 3/16/22,
Callable 3/16/17 @ 100 (a),(b)	100,000	124,772
Virgin Media Finance plc, Registered,
4.50%, 1/15/25, Callable
1/15/20 @ 102.25 (b)	100,000	108,438
		395,900
United States — 0.9%
Jarden Corp., Registered, 3.75%,
10/1/21	100,000	112,947
Sealed Air Corp., 4.50%, 9/15/23,
Callable 6/15/23 @ 100 (b)	100,000	114,752
		227,699

TOTAL FOREIGN BONDS
(COST $4,313,109)		4,299,094

Yankee Dollars — 18.3%
Australia — 0.3%
FMG Resources August 2006 Pty
Ltd., 9.75%, 3/1/22, Callable
3/1/18 @ 109.75 (b)(c)	75,000	68,813

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Austria — 1.3%
JBS Investments SA, Registered,
7.75%, 10/28/20, Callable
10/28/17 @ 103.88 (b)	300,000	324,000

Bermuda — 1.7%
Aircastle Ltd., 7.63%, 4/15/20	105,000	121,274
Aircastle Ltd., 5.50%, 2/15/22	105,000	109,463
Viking Cruises Ltd., 8.50%, 10/15/22,
Callable 10/15/17 @ 104.25
(b)(c)	175,000	194,469
		425,206
Brazil — 2.9%
GTL Trade Finance, Inc., Registered,
5.89%, 4/29/24, Callable
1/29/24 @ 100 (b)	150,000	141,225
Marfrig Overseas Ltd., Registered,
9.50%, 5/4/20, Callable 9/10/15
@ 104.75 (b)	100,000	101,625
Odebrecht Drilling Norbe VIII/IX Ltd.,
Registered, 6.35%, 6/30/21,
Callable 6/30/20 @ 100 (b)	82,000	59,040
Petrobras Brasileiro SA, 5.75%,
1/20/20	400,000	385,696
		687,586
Canada — 2.8%
Cascades, Inc., 5.75%, 7/15/23,
Callable 7/15/18 @ 104.31
(b)(c)	90,000	87,075
First Quantum Minerals Ltd., 6.75%,
2/15/20, Callable 2/15/17 @
103.38 (b)(c)	150,000	115,499
HudBay Minerals, Inc., 9.50%,
10/1/20, Callable 10/1/16 @
104.75(b)	90,000	88,200
Lundin Mining Corp., 7.50%, 11/1/20,
Callable 11/1/17 @ 103.75
(b)(c)	100,000	101,500
NOVA Chemicals Corp., 5.25%,
8/1/23, Callable 8/1/18 @
102.63 (b)(c)	60,000	60,000
Valeant Pharmaceuticals, 5.88%,
5/15/23, Callable 5/15/18 @
102.94 (b)(c)	175,000	181,983
VPII Escrow Corp., 7.50%, 7/15/21,
Callable 7/15/16 @ 105.63
(b)(c)	75,000	81,375
		715,632
China — 0.8%
Country Garden Holdings Co. Ltd.,
7.25%, 4/4/21, Callable 10/4/17
@ 103.63 (b)	200,000	203,760

Colombia — 0.8%
Grupo Aval Ltd., Registered, 4.75%,
9/26/22	200,000	196,500

France — 0.5%
Credit Agricole SA, Registered,
8.37%, 12/31/49, Callable
10/13/19 @ 100 (a),(b)	100,000	114,500

Guatemala — 0.9%
Comcel Trust, Registered, 6.88%,
2/6/24, Callable 2/6/19 @
103.44 (b)	200,000	212,060

Ireland — 1.8%
Ardagh Packaging Holdings Ltd.,
6.25%, 1/31/19, Callable
1/31/16 @ 103.13 (b)(c)	200,000	205,500
Endo Ltd., 6.00%, 7/15/23, Callable
7/15/18 @ 104.5 (b)(c)	220,000	229,350
		434,850
Luxembourg — 1.4%
ArcelorMittal, 10.60%, 6/1/19	150,000	178,313
Intelsat Jackson Holdings SA, 7.25%,
10/15/20, Callable 10/15/15 @
103.63 (b)	85,000	84,363
Intelsat Jackson Holdings SA, 6.63%,
12/15/22, Callable 12/15/17 @
103.31 (b)	95,000	86,687
		349,363
Netherlands — 0.8%
Schaeffler Holdings Finance BV,
6.88%, 8/15/18, Callable 9/8/15
@ 103.44 (b)(c)	200,000	207,000

Russian Federation — 0.7%
Gazprom OAO Via Gaz Capital SA,
Registered, 4.95%, 7/19/22	200,000	184,000

Turkey — 0.6%
Akbank TAS, Registered, 3.88%,
10/24/17	150,000	152,394

United Kingdom — 0.5%
Royal Bank of Scotland Group plc,
7.65%, 8/29/49, Callable
9/30/31 @ 100 (a),(b)	100,000	126,000

Venezuela — 0.5%
Petroleos de Venezuela SA,
Registered, 6.00%, 11/15/26	400,000	130,440

TOTAL YANKEE DOLLARS
(COST $4,606,052)		4,532,104

Corporate Bonds — 55.0%
Acadia Healthcare Co., Inc., 5.63%,
2/15/23, Callable 2/15/18 @
104.22(c)	120,000	121,800
Ahern Rentals, Inc., 7.38%, 5/15/23,
Callable 5/15/18 @ 105.53(c)	75,000	70,875
Alere, Inc., 6.38%, 7/1/23, Callable
7/1/18 @ 104.78(c)	100,000	104,000
Ally Financial, Inc., 4.13%, 3/30/20	175,000	176,312
Ally Financial, Inc., 7.50%, 9/15/20	87,000	101,694
Ally Financial, Inc., 8.00%, 3/15/20	87,000	102,660
Alphabet Holding Co., Inc., 7.75%,
11/1/17, Callable 9/8/15 @ 102	35,000	35,044
AMC Entertainment, Inc., 5.75%,
6/15/25, Callable 6/15/20 @
102.88(c)	130,000	129,350

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)
(continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
American Express Co., 5.20%,
12/31/49, Callable 11/15/19 @
100(a)	75,000	75,000
Antero Resources Corp., 6.00%,
12/1/20, Callable 12/1/15 @ 104.5	85,000	86,063
Avis Budget Group, Inc., 5.50%,
4/1/23, Callable 4/1/18 @ 102.75	100,000	100,500
Bank of America Corp., 8.12%,
12/29/49, Callable 5/15/18 @ 100(a)	100,000	106,875
Beazer Homes USA, Inc., 5.75%,
6/15/19, Callable 3/15/19 @ 100	100,000	99,500
Blue Racer Midstream LLC, 6.13%,
11/15/22, Callable 11/15/17 @
104.59(c)	42,000	42,735
Boyd Gaming Corp., 6.88%, 5/15/23,
Callable 5/15/18 @ 105.16	115,000	119,025
Cablevision Systems Corp., 8.63%,
9/15/17	125,000	137,344
Calumet Specialty Products Partners
LP, 6.50%, 4/15/21, Callable 4/15/17
@ 103.25	160,000	157,375
Capital One Financial Corp., 5.55%,
12/31/49, Callable 6/1/20 @ 100(a)	70,000	70,084
Carmike Cinemas, Inc., 6.00%,
6/15/23, Callable 6/15/18 @ 104.5(c)	110,000	112,200
Carrizo Oil & Gas, Inc., 7.50%,
9/15/20, Callable 9/15/16 @ 103.75	80,000	80,400
CCO Holdings LLC, 6.63%, 1/31/22,
Callable 1/31/17 @ 103.31	165,000	174,281
Cemex Finance LLC, Registered,
9.38%, 10/12/22, Callable 10/12/17
@ 104.69	200,000	223,690
CenturyLink, Inc., 6.45%, 6/15/21	110,000	112,200
Cequel Communications Holdings I
LLC, 5.13%, 12/15/21, Callable
6/15/16 @ 103.84(c)	100,000	92,875
Citigroup, Inc., 5.80%, 11/29/49,
Callable 11/15/19 @ 100(a)	85,000	85,489
Clayton Williams Energy, Inc., 7.75%,
4/1/19, Callable 9/8/15 @ 103.88	165,000	146,438
CommScope Technologies Finance
LLC, 6.00%, 6/15/25, Callable
6/15/20 @ 103(c)	130,000	128,375
Community Health Systems, Inc.,
6.88%, 2/1/22, Callable 2/1/18 @
103.44	50,000	53,500
Community Health Systems, Inc.,
8.00%, 11/15/19, Callable 11/15/15
@ 104	50,000	52,562
Concho Resources, Inc., 6.50%,
1/15/22, Callable 1/15/17 @ 103.25	110,000	113,713
Dana Holding Corp., 6.00%, 9/15/23,
Callable 9/15/18 @ 103	125,000	128,750
DaVita HealthCare Partners, Inc.,
5.13%, 7/15/24, Callable 7/15/19 @
102.56	115,000	115,887
DCP Midstream LLC, 8.13%, 8/16/30	120,000	127,982
DISH DBS Corp., 5.88%, 7/15/22	120,000	119,400
Dollar Tree, Inc., 5.25%, 3/1/20,
Callable 3/1/17 @ 102.63(c)	50,000	52,750
Dollar Tree, Inc., 5.75%, 3/1/23,
Callable 3/1/18 @ 104.31(c)	50,000	52,750
Dynegy, Inc., 7.63%, 11/1/24,
Callable 11/1/19 @ 103.81(c)	130,000	134,225
Eldorado Resorts, Inc., 7.00%,
8/1/23, Callable 8/1/18 @ 105.25(c)	135,000	135,338
Energy Transfer Equity LP, 5.88%,
1/15/24, Callable 10/15/23 @ 100	85,000	86,488
Energy Transfer Equity LP, 7.50%,
10/15/20	100,000	112,000
EP Energy LLC, 6.38%, 6/15/23,
Callable 6/15/18 @ 104.78(c)	100,000	94,250
EP Energy LLC, 9.38%, 5/1/20,
Callable 5/1/16 @ 104.69	135,000	139,725
Fifth Third Bancorp, 4.90%,
12/29/49, Callable 9/30/19 @ 100(a)	60,000	57,000
First Data Corp., 6.75%, 11/1/20,
Callable 11/1/15 @ 100(c)	120,000	126,900
First Data Corp., 8.25%, 1/15/21,
Callable 1/15/16 @ 104.12(c)	110,000	116,463
Genesis Energy LP, 5.75%, 2/15/21,
Callable 2/15/17 @ 102.88	115,000	112,125
Genesis Energy LP, 6.75%, 8/1/22,
Callable 8/1/18 @ 103.38	23,000	22,943
Golden Nugget Escrow, Inc., 8.50%,
12/1/21, Callable 12/1/17 @
104.25(c)	100,000	104,000
Halcon Resources Corp., 8.63%,
2/1/20, Callable 2/1/17 @ 104.31(c)	50,000	47,750
Halcon Resources Corp., 8.88%,
5/15/21, Callable 11/15/16 @ 104.44	75,000	39,750
HCA Holdings, Inc., 5.25%, 4/15/25	150,000	157,875
HCA Holdings, Inc., 6.50%, 2/15/20	70,000	78,269
HCA Holdings, Inc., 8.00%, 10/1/18	65,000	75,075
HD Supply, Inc., 5.25%, 12/15/21,
Callable 12/15/17 @ 103.94(c)	40,000	41,200
HD Supply, Inc., 11.50%, 7/15/20,
Callable 10/15/16 @ 105.75	100,000	116,186
Infor US, Inc., 6.50%, 5/15/22 (c)	125,000	127,813
International Lease Finance Corp.,
5.88%, 8/15/22	75,000	81,750
International Lease Finance Corp.,
8.25%, 12/15/20	75,000	89,813
International Lease Finance Corp.,
8.88%, 9/1/17	150,000	167,062
JPMorgan Chase & Co., 5.30%,
12/31/49, Callable 5/1/20 @ 100(a)	60,000	59,784
JPMorgan Chase & Co., 6.00%,
12/29/49, Callable 8/1/23 @ 100(a)	60,000	59,400
KB Home, 7.50%, 9/15/22	100,000	103,500
Kindred Healthcare, Inc., 6.38%,
4/15/22, Callable 4/15/17 @ 104.78	215,000	220,375
Kinetic Concepts, Inc., 10.50%,
11/1/18, Callable 11/1/15 @ 105.25	90,000	95,625
Kinetic Concepts, Inc., 12.50%,
11/1/19, Callable 11/1/15 @ 106.25	90,000	96,525
L Brands, Inc., 6.63%, 4/1/21	65,000	73,085
L Brands, Inc., 6.95%, 3/1/33	60,000	63,450
Landry's, Inc., 9.38%, 5/1/20,
Callable 9/8/15 @ 107.03(c)	170,000	182,325
Laredo Petroleum, Inc., 7.38%,
5/1/22, Callable 5/1/17 @ 103.69	150,000	151,875
Level 3 Financing, Inc., 5.13%,
5/1/23, Callable 5/1/18 @ 102.56(c)	90,000	88,200
Level 3 Financing, Inc., 8.63%,
7/15/20, Callable 1/15/16 @ 104.31	80,000	85,400
MGM Resorts International, 7.75%,
3/15/22	90,000	99,900

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
MGM Resorts International, 11.38%,
3/1/18	85,000	100,300
Morgan Stanley, 5.45%, 7/29/49,
Callable 7/15/19 @ 100(a)	100,000	99,400
National CineMedia LLC, 7.88%,
7/15/21, Callable 7/15/16 @ 103.94	120,000	126,300
Navient Corp., 7.25%, 1/25/22, MTN	105,000	103,688
Navient Corp., 8.00%, 3/25/20, MTN	100,000	103,750
NBTY, Inc., 9.00%, 10/1/18, Callable
9/8/15 @ 104.5	35,000	36,050
Outfront Media Capital LLC, 5.25%,
2/15/22, Callable 2/15/17 @ 103.94	130,000	130,650
Owens-Brockway Packaging, Inc.,
5.00%, 1/15/22 (c)	90,000	90,000
PBF Holding Co. LLC, 8.25%,
2/15/20, Callable 2/15/16 @ 104.13	175,000	184,624
PBF Logistics LP, 6.88%, 5/15/23 (c)	100,000	99,750
Peninsula Gaming LLC, 8.38%,
2/15/18, Callable 9/8/15 @ 104.19(c)	75,000	78,188
Penske Automotive Group, Inc.,
5.75%, 10/1/22, Callable 10/1/17 @
102.88	85,000	88,506
Pilgrim's Pride Corp., 5.75%,
3/15/25, Callable 3/15/20 @
102.88(c)	90,000	92,025
Pinnacle Entertainment, Inc., 6.38%,
8/1/21, Callable 8/1/16 @ 104.78	205,000	221,143
Plastipak Holdings, Inc., 6.50%,
10/1/21, Callable 10/1/16 @
104.88(c)	90,000	90,450
Platform Specialty Products Corp.,
6.50%, 2/1/22, Callable 2/1/18 @
103.25(c)	50,000	51,750
Regal Entertainment Group, 5.75%,
6/15/23, Callable 6/15/18 @ 102.88	85,000	85,638
Resolute Forest Products, Inc.,
5.88%, 5/15/23, Callable 5/15/17 @
104.41	105,000	87,675
Reynolds Group Issuer, Inc., 8.50%,
5/15/18, Callable 9/8/15 @ 102.13	125,000	127,031
Reynolds Group Issuer, Inc., 9.88%,
8/15/19, Callable 8/15/15 @ 104.94	100,000	105,188
Rite Aid Corp., 6.13%, 4/1/23,
Callable 4/1/18 @ 104.59(c)	110,000	114,263
Rose Rock Midstream LP, 5.63%,
11/15/23, Callable 5/15/19 @
102.81(c)	161,000	152,950
RSI Home Products, Inc., 6.50%,
3/15/23, Callable 3/15/18 @
104.88(c)	90,000	92,700
Sanchez Energy Corp., 6.13%,
1/15/23, Callable 7/15/18 @ 103.06	195,000	157,949
Sealed Air Corp., 5.13%, 12/1/24,
Callable 9/1/24 @ 100(c)	70,000	70,875
Select Medical Holdings Corp.,
6.38%, 6/1/21, Callable 6/1/16 @
104.78	170,000	172,125
Sirius XM Radio, Inc., 6.00%,
7/15/24, Callable 7/15/19 @ 103(c)	175,000	182,437
Smithfield Foods, Inc., 5.25%,
8/1/18, Callable 9/8/15 @ 102(c)	150,000	153,225
Sprint Communications, Inc., 6.00%,
11/15/22	125,000	109,813
Sprint Communications, Inc., 8.38%,
8/15/17	115,000	121,613
Sprint Corp., 7.88%, 9/15/23	115,000	110,136
Steel Dynamics, Inc., 6.38%,
8/15/22, Callable 8/15/17 @ 103.19	100,000	104,250
Targa Resources Partners LP,
4.25%, 11/15/23, Callable 5/15/18 @
102.13	70,000	64,750
Targa Resources Partners LP,
6.63%, 10/1/20, Callable 10/1/16 @
103.31(c)	75,000	78,375
Taylor Morrison Communities, Inc.,
5.88%, 4/15/23, Callable 1/15/23 @
100(c)	110,000	110,138
Tenet Healthcare Corp., 6.00%,
10/1/20	100,000	108,750
Tenet Healthcare Corp., 8.13%,
4/1/22	200,000	223,124
The Chemours Co., 6.63%, 5/15/23,
Callable 5/15/18 @ 104.97(c)	75,000	66,000
The Goldman Sachs Group, Inc.,
5.37%, 12/31/49, Callable 5/10/20 @
100(a)	70,000	69,559
The Manitowoc Co., Inc., 5.88%,
10/15/22, Callable 10/15/17 @
102.94	135,000	144,788
T-Mobile US, Inc., 6.50%, 1/15/24,
Callable 1/15/19 @ 103.25	150,000	158,391
T-Mobile US, Inc., 6.63%, 4/28/21,
Callable 4/28/17 @ 103.32	150,000	158,804
Tribune Media Co., 5.88%, 7/15/22,
Callable 7/15/18 @ 102.94(c)	110,000	112,827
United Rentals North America, Inc.,
4.63%, 7/15/23, Callable 7/15/18 @
103.47	87,000	85,804
United Rentals North America, Inc.,
6.13%, 6/15/23, Callable 12/15/17 @
103.06	87,000	89,393
Univision Communications, Inc.,
5.13%, 5/15/23, Callable 5/15/18 @
102.56(c)	175,000	175,437
Virgin Media Communications Ltd.,
6.38%, 4/15/23, Callable 4/15/18 @
103.18(c)	200,000	208,999
Wells Fargo & Co., 7.98%, 3/29/49,
Callable 3/15/18 @ 100(a)	75,000	81,281
Windstream Services LLC, 7.75%,
10/1/21, Callable 10/1/16 @ 103.88	150,000	126,750
Wise Metals Group LLC, 8.75%,
12/15/18, Callable 6/15/16 @
104.38(c)	150,000	153,420
WPX Energy, Inc., 7.50%, 8/1/20,
Callable 7/1/20 @ 100	100,000	101,500
Zayo Group LLC, 6.00%, 4/1/23,
Callable 4/1/18 @ 104.5(c)	125,000	125,405
Zebra Technologies Corp., 7.25%,
10/15/22, Callable 10/15/17 @
105.44(c)	100,000	109,500
		13,650,359

TOTAL CORPORATE BONDS
(COST $13,780,080)		13,650,359

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)
(continued)

	Shares	Value ($)
Exchange Traded Fund — 1.6%
SPDR Barclays High Yield Bond ETF	10,219	388,015

TOTAL EXCHANGE TRADED FUND
(COST $391,358)		388,015

Investment Companies — 4.4%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (d)	1,099,603	1,099,603

TOTAL INVESTMENT COMPANIES
(COST $1,099,603)		1,099,603
TOTAL INVESTMENT SECURITIES
(COST $24,190,202) — 96.6%		23,969,175
Other Assets (Liabilities) - 3.4%		831,007
NET ASSETS - 100%		$24,800,182
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2015. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(d)	The rate represents the annualized one-day yield that was in effect on July 31, 2015.
ETF	Exchange Traded Fund
MTN	Medium Term Note
SPDR	Standard & Poor's Depositary Receipt
LLC	Limited Liability Company

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2015:

Percentage of
Industry	Net Assets at Value (%)
Oil, Gas & Consumable Fuels	12.2
Media	7.9
Banks	6.5
Hotels, Restaurants & Leisure	5.9
Diversified Telecommunication
Services	5.5
Health Care Providers & Services	5.5
Containers & Packaging	4.4
Investment Companies	4.4
Trading Companies & Distributors	4.0
Wireless Telecommunication Services	3.9
Metals & Mining	3.9
Consumer Finance	2.9
Diversified Financial Services	2.2
Food Products	2.1
Pharmaceuticals	1.9
Exchange Traded Fund	1.7
Real Estate Management &
Development	1.7
Machinery	1.6
Specialty Retail	1.5
Household Durables	1.3
Insurance	1.3
Construction Materials	1.2
Health Care Equipment & Supplies	1.2
Electric Utilities	1.0
IT Services	1.0
Auto Components	1.0
Chemicals	0.7
Capital Markets	0.7
Industrial	0.7
Pipelines	0.6
Food & Beverage	0.6
Multi-Utilities	0.5
Distributors	0.5
Software	0.5
Independent Power and Renewable
Electricity Producers	0.5
Communications Equipment	0.5
Food & Staples Retailing	0.5
Paper & Forest Products	0.4
Road & Rail	0.4
Multiline Retail	0.4
Electronic Equipment, Instruments &
Components	0.4
Building Products	0.4
Personal Products	0.2
Energy Equipment & Services	0.2
Automobiles	0.2
Total	96.6

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

At July 31, 2015, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
European Euro	UBS AG	8/4/15	4,500,593	4,955,400	4,942,368	13,032
European Euro	UBS AG	9/2/15	4,087,106	4,532,151	4,489,949	42,202
				9,487,551	9,432,317	55,234

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	UBS AG	12/2/15	297,261	90,000	83,283	(6,717)
European Euro	UBS AG	8/4/15	413,487	455,400	454,075	(1,325)
European Euro	UBS AG	8/4/15	27,958	31,000	31,277	277
European Euro	UBS AG	8/4/15	4,059,148	4,501,151	4,540,993	39,842
European Euro	UBS AG	8/4/15	4,087,106	4,530,557	4,488,294	(42,263)
				9,608,108	9,597,922	(10,186)

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Principal
	Amount ($)	Value ($)
Foreign Bonds — 24.3%†
Belgium — 0.4%
AG Insurance SA-NV, 3.50%,
6/30/47, Callable 6/30/27 @ 100
(a),(b)	100,000	102,442

China — 0.7%
Hutchison Whampoa Ltd., 3.75%,
5/29/49, Callable 5/10/18 @ 100
(a),(b)	150,000	169,657

France — 6.8%
AXA SA, Series E, 3.94%, 11/29/49,
Callable 11/7/24 @ 100 (a),(b)	100,000	111,073
Banque Federative du Credit Mutuel
SA, Series E, 3.00%, 5/21/24	100,000	114,284
BPCE SA, 2.75%, 7/8/26, Callable
7/8/21 @ 100 (a),(b)	200,000	223,153
Credit Agricole SA, 6.50%, 4/29/49,
Callable 6/23/21 @ 100 (a),(b)	150,000	170,152
Crown International Holdings,
Registered, 4.00%, 7/15/22,
Callable 4/15/22 @ 100 (b)	100,000	113,654
Electricite de France SA, Series E,
5.38%, 1/29/49, Callable
1/29/25 @ 100 (a),(b)	100,000	123,942
GDF SUEZ, Series N10, 3.88%,
6/2/49, Callable 6/2/24 @ 100
(a),(b)	100,000	114,952
GDF SUEZ, 4.75%, 7/29/49, Callable
7/10/21 @ 100 (a),(b)	100,000	122,026
Lafarge SA, Series E, 6.75%,
12/16/19	100,000	129,814
Novalis SAS, Registered, 3.00%,
4/30/22, Callable 4/30/18 @
101.5(b)	100,000	106,310
Orange SA, 4.25%, 2/28/49, Callable
2/7/20 @ 100 (a),(b)	100,000	116,399
Societe Generale, 2.50%, 9/16/26,
Callable 9/16/21 @ 100 (a),(b)	100,000	108,888
VINCI SA, 6.34%, 11/29/49, Callable
11/13/15 @ 100 (a),(b)	100,000	111,184
		1,665,831
Germany — 2.8%
Bayer AG, 3.00%, 7/1/75, Callable
7/1/20 @ 100 (a),(b)	150,000	170,438
Bertelsmann SE & Co. KGaA, 3.00%,
4/23/75, Callable 4/23/23 @ 100
(a),(b)	100,000	107,395
Commerzbank AG, Series E, 7.75%,
3/16/21	100,000	134,683
TUI AG, Registered, 4.50%, 10/1/19,
Callable 10/1/16 @ 102.25 (b)	100,000	114,285
Unitymedia GmbH, Registered,
6.25%, 1/15/29, Callable
1/15/21 @ 103.13 (b)	150,000	184,481
		711,282
Guernsey — 0.4%
Credit Suisse Group Funding Ltd.,
Series E, 1.25%, 4/14/22	100,000	105,996

Ireland (Republic of) — 0.5%
Bank of Ireland, Series E, 4.25%,
6/11/24, Callable 6/11/19 @ 100
(a),(b)	100,000	112,685

Italy — 1.7%
Enel SpA, 5.00%, 1/15/75, Callable
1/15/20 @ 100 (a),(b)	100,000	118,288
EXOR SpA, 2.50%, 10/8/24	100,000	111,061
Intesa Sanpaolo SpA, Series E,
6.63%, 9/13/23	150,000	203,277
		432,626
Luxembourg — 2.7%
CNH Industrial Finance Europe SA,
Series E, 6.25%, 3/9/18	150,000	181,721
HeidelbergCement AG, 8.50%,
10/31/19	150,000	208,159
Talanx AG, Series E, 8.37%, 6/15/42,
Callable 6/15/22 @ 100 (a),(b)	200,000	283,312
		673,192
Netherlands — 4.3%
Aegon NV, Series E, 4.00%, 4/25/44,
Callable 4/25/24 @ 100 (a),(b)	100,000	114,389
Alliander NV, 3.25%, 11/29/49,
Callable 11/27/18 @ 100 (a),(b)	100,000	115,713
Fresenius SE & Co. KGaA,
Registered, 3.00%, 2/1/21	100,000	116,811
Rabobank Nederland, Registered,
6.88%, 3/19/20	200,000	263,875
Telefonica SA, 7.62%, 9/29/49,
Callable 9/18/21 @ 100 (a),(b)	100,000	128,561
Volkswagen AG, 5.13%, 9/29/49,
Callable 9/2/23 @ 100 (a),(b)	175,000	211,677
Wolters Kluwer NV, 2.50%, 5/13/24,
Callable 2/13/24 @ 100 (b)	100,000	116,897
		1,067,923
Spain — 1.1%
Mapfre SA, 5.92%, 7/24/37, Callable
7/24/17 @ 100 (a),(b)	150,000	174,187
Santander Issuances, Series E,
2.50%, 3/18/25	100,000	105,490
		279,677
United Kingdom — 1.6%
FCE Bank plc, Series E, 1.11%,
5/13/20	100,000	109,607
Rexam plc, 6.75%, 6/29/67, Callable
6/29/17 @ 100 (a),(b)	125,000	139,837
The Royal Bank of Scotland plc,
Series E, 10.50%, 3/16/22,
Callable 3/16/17 @ 100 (a),(b)	125,000	155,965
		405,409
United States — 1.3%
Discovery Communications, Inc.,
1.90%, 3/19/27, Callable
12/19/26 @ 100 (b)	100,000	100,919
The Goldman Sachs Group, Inc.,
4.75%, 10/12/21	100,000	127,117
ZF North America Capital, Inc.,
2.25%, 4/26/19	100,000	109,124
		337,160

TOTAL FOREIGN BONDS
(COST $6,048,486)		6,063,880

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Principal
	Amount ($)	Value ($)
Yankee Dollars — 28.9%
Australia — 0.1%
FMG Resources August 2006 Pty
Ltd., 9.75%, 3/1/22, Callable
3/1/18 @ 109.75 (b)(c)	25,000	22,938

Austria — 1.2%
JBS Investments SA, Registered,
7.75%, 10/28/20, Callable
10/28/17 @ 103.88 (b)	275,000	297,000

Bermuda — 0.6%
Aircastle Ltd., 5.50%, 2/15/22	100,000	104,250
Viking Cruises Ltd., 8.50%, 10/15/22,
Callable 10/15/17 @ 104.25
(b)(c)	50,000	55,563
		159,813
Brazil — 4.8%
Federal Republic of Brazil, 2.63%,
1/5/23	500,000	435,000
GTL Trade Finance, Inc., Registered,
5.89%, 4/29/24, Callable
1/29/24 @ 100 (b)	150,000	141,225
Marfrig Overseas Ltd., Registered,
9.50%, 5/4/20, Callable 9/10/15
@ 104.75(b)	100,000	101,625
Odebrecht Drilling Norbe VIII/IX Ltd.,
Registered, 6.35%, 6/30/21,
Callable 6/30/20 @ 100 (b)	164,000	118,080
Petrobras Brasileiro SA, 5.75%,
1/20/20	400,000	385,696
		1,181,626
Canada — 1.6%
Cascades, Inc., 5.75%, 7/15/23,
Callable 7/15/18 @ 104.31
(b)(c)	25,000	24,188
First Quantum Minerals Ltd., 6.75%,
2/15/20, Callable 2/15/17 @
103.38 (b)(c)	50,000	38,500
Glencore Finance Canada Ltd.,
6.00%, 11/15/41 (c)	100,000	94,530
Lundin Mining Corp., 7.50%, 11/1/20,
Callable 11/1/17 @ 103.75
(b)(c)	25,000	25,375
NOVA Chemicals Corp., 5.25%,
8/1/23, Callable 8/1/18 @
102.63 (b)(c)	50,000	50,000
The Toronto-Dominion Bank, Series
G, 1.75%, 7/23/18	100,000	99,934
Valeant Pharmaceuticals, 5.88%,
5/15/23, Callable 5/15/18 @
102.94 (b)(c)	75,000	77,993
		410,520
Chile — 0.8%
CorpBanca SA, 3.13%, 1/15/18	200,000	201,250

China — 1.6%
China Overseas Land & Investment
Ltd., 4.25%, 5/8/19	200,000	206,083
CNOOC Finance (2013) Ltd., 3.00%,
5/9/23	200,000	189,486
		395,569
Colombia — 1.6%
Grupo Aval Ltd., Registered, 4.75%,
9/26/22	200,000	196,500
Republic of Colombia, 4.38%,
7/12/21	200,000	208,000
		404,500
France — 0.8%
Electricite de France SA, 5.25%,
1/29/49, Callable 1/29/23 @ 100
(a),(b)(c)	100,000	102,500
Orange SA, 5.50%, 2/6/44, Callable
8/6/43 @ 100 (b)	100,000	106,189
		208,689
Germany — 0.2%
Dresdner Bank AG, 7.25%, 9/15/15	41,000	41,240

Guatemala — 0.8%
Comcel Trust, Registered, 6.88%,
2/6/24, Callable 2/6/19 @
103.44(b)	200,000	212,060

Hong Kong — 1.3%
CITIC Ltd., Series E, 6.88%, 1/21/18	300,000	329,061

Indonesia — 1.5%
Republic of Indonesia, Registered,
3.38%, 4/15/23	400,000	379,500

Luxembourg — 0.9%
Actavis Funding SCS, 4.75%,
3/15/45, Callable 9/15/44 @ 100 (b)	100,000	94,588
ArcelorMittal, 10.60%, 6/1/19	100,000	118,875
		213,463
Mexico — 3.9%
Petroleos Mexicanos, 4.88%, 1/24/22	500,000	519,250
United Mexican States, 4.00%,
10/2/23	450,000	463,500
		982,750
Netherlands — 0.7%
LyondellBasell Industries NV, 4.63%,
2/26/55, Callable 8/26/54 @ 100 (b)	100,000	88,166
Petrobras Brasileiro SA, 6.85%,
6/5/15	100,000	80,818
		168,984
Russian Federation — 1.1%
Gazprom OAO Via Gaz Capital SA,
Registered, 4.95%, 7/19/22	300,000	276,000

Singapore — 0.4%
Flextronics International Ltd., 4.75%,
6/15/25, Callable 3/15/25 @ 100 (b)(c)	100,000	97,625

South Africa — 0.9%
Republic of South Africa, 5.88%,
5/30/22	200,000	221,794

Turkey — 2.6%
Akbank TAS, Registered, 3.88%,
10/24/17	300,000	304,788
Republic of Turkey, 7.00%, 3/11/19	300,000	336,090
		640,878

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)
(continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
United Kingdom — 0.8%
Imperial Tobacco Group plc, 3.75%,
7/21/22, Callable 5/21/22 @ 100 (b)(c)	200,000	199,238

Venezuela — 0.7%
Petroleos de Venezuela SA,
Registered, 6.00%, 11/15/26	500,000	163,050

TOTAL YANKEE DOLLARS
(COST $7,272,034)		7,207,548

Corporate Bonds — 35.3%
AbbVie, Inc., 2.50%, 5/14/20,
Callable 4/14/20 @ 100	100,000	99,408
Alcoa, Inc., 6.15%, 8/15/20	40,000	43,050
Ally Financial, Inc., 4.13%, 3/30/20	200,000	201,499
Amazon.com, Inc., 4.95%, 12/5/44,
Callable 6/5/44 @ 100	100,000	100,456
American Express Co., 5.20%,
12/31/49, Callable 11/15/19 @ 100(a)	75,000	75,000
Amgen, Inc., 4.40%, 5/1/45, Callable
11/1/44 @ 100	100,000	93,436
Antero Resources Corp., 6.00%,
12/1/20, Callable 12/1/15 @ 104.5	50,000	50,625
AT&T, Inc., 4.75%, 5/15/46, Callable
11/15/45 @ 100	200,000	184,459
Ball Corp., 5.25%, 7/1/25	50,000	50,278
Bank of America Corp., 3.88%,
8/1/25, MTN	100,000	101,088
Bank of America Corp., 8.12%,
12/29/49, Callable 5/15/18 @ 100(a)	75,000	80,156
Baxalta, Inc., 2.88%, 6/23/20,
Callable 5/23/20 @ 100(c)	100,000	99,987
Blue Racer Midstream LLC, 6.13%,
11/15/22, Callable 11/15/17 @
104.59(c)	14,000	14,245
Capital One Financial Corp., 5.55%,
12/31/49, Callable 6/1/20 @ 100(a)	50,000	50,060
Carrizo Oil & Gas, Inc., 7.50%,
9/15/20, Callable 9/15/16 @ 103.75	20,000	20,100
CCO Holdings LLC, 6.63%, 1/31/22,
Callable 1/31/17 @ 103.31	75,000	79,219
CCO Safari II LLC, 6.48%,
10/23/45 (c)	100,000	103,430
Cemex Finance LLC, Registered,
9.38%, 10/12/22, Callable 10/12/17
@ 104.69	200,000	223,690
CenturyLink, Inc., 6.45%, 6/15/21	50,000	51,000
Citigroup, Inc., 7/30/18 (a)	100,000	100,115
Citigroup, Inc., 5.80%, 11/29/49,
Callable 11/15/19 @ 100(a)	50,000	50,288
Clearwater Paper Corp., 5.38%,
2/1/25 (c)	40,000	39,100
Columbia Pipeline Group, Inc., 4.50%,
6/1/25, Callable 3/1/25 @ 100(c)	100,000	99,621
CommScope Technologies Finance
LLC, 6.00%, 6/15/25, Callable
6/15/20 @ 103(c)	25,000	24,688
Community Health Systems, Inc.,
6.88%, 2/1/22, Callable 2/1/18 @
103.44	50,000	53,500
Concho Resources, Inc., 6.50%,
1/15/22, Callable 1/15/17 @ 103.25	50,000	51,688
Continental Resources, 4.90%,
6/1/44, Callable 12/1/43 @ 100	100,000	78,955
CVS Health Corp., 2.80%, 7/20/20,
Callable 6/20/20 @ 100	100,000	100,908
Daimler Finance NA LLC, 1.60%,
8/3/17 (c)	150,000	150,170
Dana Holding Corp., 6.00%, 9/15/23,
Callable 9/15/18 @ 103	50,000	51,500
DaVita Healthcare Partners, Inc.,
5.00%, 5/1/25, Callable 5/1/20 @
102.5	20,000	19,775
DCP Midstream LLC, 8.13%, 8/16/30	35,000	37,328
DDR Corp., 3.63%, 2/1/25, Callable
11/1/24 @ 100	100,000	95,830
Devon Energy Corp., 5.00%, 6/15/45,
Callable 12/15/44 @ 100	100,000	96,997
DIRECTV Holdings LLC, 4.45%,
4/1/24, Callable 1/1/24 @ 100	100,000	102,934
Discover Financial Services, 3.95%,
11/6/24, Callable 8/6/24 @ 100	100,000	98,417
DISH DBS Corp., 5.88%, 7/15/22	50,000	49,750
Dollar Tree, Inc., 5.25%, 3/1/20,
Callable 3/1/17 @ 102.63(c)	50,000	52,750
Endo Finance LLC, 5.38%, 1/15/23,
Callable 7/15/17 @ 104.03(c)	50,000	50,531
Energy Transfer Equity LP, 5.88%,
1/15/24, Callable 10/15/23 @ 100	25,000	25,438
Energy Transfer Partners LP, 3.60%,
2/1/23, Callable 11/1/22 @ 100	100,000	93,209
Enterprise Products Partners LP,
7.03%, 1/15/68, Callable 1/15/18 @
100(a)	100,000	106,999
EP Energy LLC, 6.38%, 6/15/23,
Callable 6/15/18 @ 104.78(c)	50,000	47,125
Fifth Third Bancorp, 4.90%, 12/29/49,
Callable 9/30/19 @ 100(a)	50,000	47,500
Fifth Third BanCorp, 2.88%, 7/27/20,
Callable 6/27/20 @ 100	110,000	110,438
Ford Motor Credit Co. LLC, 2.24%,
6/15/18	200,000	199,723
Freeport-McMoRan, Inc., 2.30%,
11/14/17	100,000	95,000
Fresenius Medical Care AG & Co.
KGaA, 5.88%, 1/31/22 (c)	50,000	54,000
General Motors Financial Co., Inc.,
4.30%, 7/13/25, Callable 4/13/25 @
100	150,000	148,221
Genesis Energy LP, 5.75%, 2/15/21,
Callable 2/15/17 @ 102.88	25,000	24,375
Genesis Energy LP, 6.75%, 8/1/22,
Callable 8/1/18 @ 103.38	23,000	22,943
Greif, Inc., 7.75%, 8/1/19	30,000	33,300
Group 1 Automotive, Inc., 5.00%,
6/1/22, Callable 6/1/17 @ 103.75	50,000	50,000
HCA Holdings, Inc., 5.25%, 4/15/25	100,000	105,250
HealthSouth Corp., 5.75%, 11/1/24,
Callable 11/1/17 @ 102.88	25,000	25,474

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
HJ Heinz Corp II, 1.60%, 6/30/17 (c)	150,000	150,145
Hyundai Capital America, 1.88%,
8/9/16 (c)	100,000	100,560
International Lease Finance Corp.,
5.88%, 8/15/22	100,000	109,000
JPMorgan Chase & Co., 3.90%,
7/15/25, Callable 4/15/25 @ 100	100,000	102,110
Kinder Morgan, Inc., 3.05%, 12/1/19,
Callable 11/1/19 @ 100	150,000	148,784
Kinder Morgan, Inc., 5.05%, 2/15/46,
Callable 8/15/45 @ 100	100,000	85,163
Kindred Healthcare, Inc., 6.38%,
4/15/22, Callable 4/15/17 @ 104.78	50,000	51,250
Kohl's Corp., 4.25%, 7/17/25,
Callable 4/17/25 @ 100	100,000	100,133
L Brands, Inc., 6.95%, 3/1/33	50,000	52,875
Lear Corp., 5.25%, 1/15/25, Callable
1/15/20 @ 102.63	50,000	49,625
Lennar Corp., 4.75%, 5/30/25,
Callable 2/28/25 @ 100	70,000	68,075
Level 3 Financing, Inc., 5.13%,
5/1/23, Callable 5/1/18 @ 102.56(c)	25,000	24,500
LifePoint Health, Inc., 5.50%,
12/1/21, Callable 12/1/16 @ 104.13	50,000	51,875
Marathon Oil Corp., 2.70%, 6/1/20,
Callable 5/1/20 @ 100	100,000	99,177
Markwest Energy Partners LP, 4.88%,
12/1/24, Callable 9/1/24 @ 100	50,000	48,750
Morgan Stanley, 4.00%, 7/23/25, MTN	100,000	102,219
National CineMedia LLC, 6.00%,
4/15/22, Callable 4/15/17 @ 103	30,000	30,900
Navient Corp., 8.00%, 3/25/20, MTN	150,000	155,625
Noble Energy, Inc., 5.05%, 11/15/44,
Callable 5/15/44 @ 100	100,000	93,634
Outfront Media Capital LLC, 5.25%,
2/15/22, Callable 2/15/17 @ 103.94	25,000	25,125
Owens Corning, Inc., 4.20%,
12/15/22, Callable 9/15/22 @ 100	100,000	101,681
Owens-Brockway Packaging, Inc.,
5.00%, 1/15/22 (c)	50,000	50,000
PBF Holding Co. LLC, 8.25%,
2/15/20, Callable 2/15/16 @ 104.13	75,000	79,125
Penske Automotive Group, Inc.,
5.75%, 10/1/22, Callable 10/1/17 @
102.88	25,000	26,031
Penske Truck Leasing Co. LP, 3.20%,
7/15/20, Callable 6/15/20 @ 100(c)	100,000	100,454
Pilgrim's Pride Corp., 5.75%, 3/15/25,
Callable 3/15/20 @ 102.88(c)	50,000	51,125
Platform Specialty Products Corp.,
6.50%, 2/1/22, Callable 2/1/18 @
103.25(c)	50,000	51,750
Prologis LP, 4.50%, 8/15/17	100,000	105,533
Quintiles Transnational Corp., 4.88%,
5/15/23, Callable 5/15/18 @
103.66(c)	25,000	25,359
Rabobank Capital Funding Trust III,
5.25%, 12/29/49, Callable 10/21/16
@ 100(c)	100,000	102,550
Resolute Forest Products, Inc.,
5.88%, 5/15/23, Callable 5/15/17 @
104.41	50,000	41,750
Reynolds American, Inc., 5.85%,
8/15/45, Callable 2/12/45 @ 100	100,000	107,849
Rose Rock Midstream LP, 5.63%,
11/15/23, Callable 5/15/19 @
102.81(c)	50,000	47,500
Santander Holdings USA, Inc., 4.50%,
7/17/25, Callable 4/17/25 @ 100	100,000	101,485
Sealed Air Corp., 5.50%, 9/15/25,
Callable 6/15/25 @ 100(c)	25,000	25,531
Service Corp. International, 5.38%,
5/15/24, Callable 5/15/19 @ 102.69	30,000	31,725
Sirius XM Radio, Inc., 6.00%,
7/15/24, Callable 7/15/19 @ 103(c)	75,000	78,188
SM Energy Co., 5.63%, 6/1/25,
Callable 6/1/20 @ 102.81	50,000	47,250
Southern Copper Corp., 6.75%,
4/16/40	100,000	98,745
Sprint Corp., 7.88%, 9/15/23	100,000	95,770
Steel Dynamics, Inc., 6.38%, 8/15/22,
Callable 8/15/17 @ 103.19	50,000	52,125
Synchrony Financial, 4.50%, 7/23/25,
Callable 4/24/25 @ 100	100,000	100,680
Taylor Morrison Communities, Inc.,
5.88%, 4/15/23, Callable 1/15/23 @
100(c)	50,000	50,063
TEGNA, Inc., 5.50%, 9/15/24,
Callable 9/15/19 @ 102.75(c)	30,000	30,150
Tenet Healthcare Corp., 6.00%,
10/1/20	50,000	54,375
The Chemours Co., 6.63%, 5/15/23,
Callable 5/15/18 @ 104.97(c)	25,000	22,000
The Goldman Sachs Group, Inc.,
5.37%, 12/31/49, Callable 5/10/20 @
100(a)	50,000	49,685
The Williams Cos., Inc., 4.55%,
6/24/24, Callable 3/24/24 @ 100	100,000	94,757
Time Warner Cable, Inc., 4.50%,
9/15/42, Callable 3/15/42 @ 100	100,000	80,918
T-Mobile US, Inc., 6.50%, 1/15/24,
Callable 1/15/19 @ 103.25	100,000	105,594
T-Mobile US, Inc., 6.63%, 4/28/21,
Callable 4/28/17 @ 103.32	50,000	52,935
Tribune Media Co., 5.88%, 7/15/22,
Callable 7/15/18 @ 102.94(c)	50,000	51,285
United Rentals North America, Inc.,
6.13%, 6/15/23, Callable 12/15/17 @
103.06	50,000	51,375
UnitedHealth Group, Inc., 1.45%,
7/17/17	100,000	100,248
Univision Communications, Inc.,
5.13%, 5/15/23, Callable 5/15/18 @
102.56(c)	50,000	50,125
Verizon Communications, Inc., 3.65%,
9/14/18	100,000	105,160
Verizon Communications, Inc., 4.27%,
1/15/36 (c)	150,000	136,328
Walgreens Boots Alliance, Inc.,
4.80%, 11/18/44, Callable 5/18/44 @
100	100,000	93,986
Wells Fargo & Co., 4.30%, 7/22/27,
MTN	100,000	101,927
Wells Fargo & Co., 7.98%, 3/29/49,
Callable 3/15/18 @ 100(a)	50,000	54,188
Windstream Services LLC, 7.75%,
10/1/21, Callable 10/1/16 @ 103.88	25,000	21,125

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)
(continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
WPX Energy, Inc., 8.25%, 8/1/23,
Callable 6/1/23 @ 100	50,000	50,813
		8,843,794

TOTAL CORPORATE BONDS
(COST $8,844,553)		8,843,794

	Shares
Exchange Traded Fund — 2.0%
SPDR Barclays High Yield Bond ETF	13,264	503,634

TOTAL EXCHANGE TRADED FUND
(COST $507,973)		503,634

Investment Companies — 8.6%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (d)	2,137,819	2,137,819

TOTAL INVESTMENT COMPANIES
(COST $2,137,819)		2,137,819
TOTAL INVESTMENT SECURITIES
(COST $24,810,865) — 99.1%		24,756,675
Other Assets (Liabilities) - 0.9%		220,103
NET ASSETS - 100%		$24,976,778
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2015. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(d)	The rate represents the annualized one-day yield that was in effect on July 31, 2015.
ETF	Exchange Traded Fund
MTN	Medium Term Note
SPDR	Standard & Poor's Depositary Receipt
LLC	Limited Liability Company

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2015:

Percentage of
Industry	Net Assets at Value (%)
Banks	13.5
Oil, Gas & Consumable Fuels	12.9
Investment Companies	8.6
Sovereign	7.5
Diversified Financial Services	4.4
Consumer Finance	4.1
Diversified Telecommunication
Services	3.9
Media	3.5
Metals & Mining	3.1
Pharmaceuticals	2.5
Auto Components	2.5
Food Products	2.4
Wireless Telecommunication Services	2.3
Exchange Traded Fund	2.1
Industrial Conglomerates	2.0
Health Care Providers & Services	2.0
Insurance	2.0
Containers & Packaging	1.8
Multi-Utilities	1.5
Construction Materials	1.4
Electric Utilities	1.4
Capital Markets	1.1
Real Estate Management &
Development	1.0
Trading Companies & Distributors	1.0
Chemicals	0.9
Automobiles	0.8
Real Estate Investment Trusts	0.8
Food & Staples Retailing	0.8
Sovereign Bonds	0.8
Building Products	0.7
Hotels, Restaurants & Leisure	0.7
Commercial Services & Supplies	0.6
Multiline Retail	0.6
Energy Equipment & Services	0.5
Specialty Retail	0.5
Biotechnology	0.4
Road & Rail	0.4
Electronic Equipment, Instruments &
Components	0.4
Tobacco	0.4
Construction & Engineering	0.4
Internet & Catalog Retail	0.4
Paper & Forest Products	0.4
Communications Equipment	0.1
Total	99.1

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)
(continued)

At July 31, 2015, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
European Euro	UBS AG	8/4/15	6,250,823	6,882,500	6,864,400	18,100
European Euro	UBS AG	9/2/15	5,676,536	6,294,654	6,236,040	58,614
				13,177,154	13,100,440	76,714

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
European Euro	UBS AG	8/4/15	574,287	632,500	630,659	(1,841)
European Euro	UBS AG	8/4/15	5,676,536	6,292,440	6,233,741	(58,699)
European Euro	UBS AG	8/4/15	38,780	43,000	43,386	386
European Euro	UBS AG	8/4/15	5,637,755	6,251,654	6,307,258	55,604
				13,219,594	13,215,044	(4,550)

Notes to Schedules of Portfolio Investments
(Unaudited)	July 31, 2015

1. Organization:

The HSBC Funds Trust (the "Trust"), a Massachusetts business trust organized on April 22, 1987 is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. As of July 31, 2015, the Trust is composed of 17 separate operational funds, each a series of the HSBC Family of Funds which also includes the HSBC Advisor Funds Trust and the HSBC Portfolios (the "Trusts"). The accompanying Schedules of Portfolio Investments ("Schedules") are presented for the following funds (individually a "Fund," collectively the "Funds"):

Fund	Short Name
HSBC Growth Fund	Growth Fund
HSBC Opportunity Fund	Opportunity Fund
(Individually a "Feeder Fund", collectively the "Feeder Funds")

HSBC Prime Money Market Fund	Prime Money Market Fund
HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund
(Individually a "Money Market Fund", collectively the "Money Markets Funds")

Aggressive Strategy Fund	Aggressive Strategy Fund
Balance Strategy Fund	Balance Strategy Fund
Moderate Strategy Fund	Moderate Strategy Fund
Conservative Strategy Fund	Conservative Strategy Fund
Income Strategy Fund	Income Strategy Fund
(Individually a "World Selection Fund", collectively the "World Selection Funds")

HSBC Asia ex-Japan Smaller Companies Equity Fund	Asia ex-Japan Smaller Companies Equity Fund
HSBC Emerging Markets Debt Fund	Emerging Markets Debt Fund
HSBC Emerging Markets Local Debt Fund	Emerging Markets Local Debt Fund
HSBC Frontier Markets Fund	Frontier Markets Fund
HSBC Total Return Fund	Total Return Fund
HSBC Global High Yield Bond Fund	Global High Yield Bond Fund
HSBC Global High Income Bond Fund	Global High Income Bond Fund
(Individually an "Emerging Markets Fund", collectively the "Emerging Markets Funds")

The Feeder Funds, Money Market Funds, World Selection Funds and Emerging Markets Funds are collectively referred to as the “Funds.”

The HSBC Growth Portfolio and the HSBC Opportunity Portfolio (individually a “Portfolio”, collectively the “Portfolios”) are a diversified series of the HSBC Portfolios (the “Portfolios Trust”). The Portfolios Trust is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from funds of funds. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios.

The Feeder Funds utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their respective Portfolios (as defined below):

		Proportionate Interest on
Feeder Fund	Respective Portfolio	July 31, 2015
Growth Fund	HSBC Growth Portfolio	100%
Opportunity Fund	HSBC Opportunity Portfolio	7.8%

The Portfolios’ Schedules are published separately and should be read in conjunction with the Schedules of the Feeder Funds.

All of the World Selection Funds are diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Each of the World Selection Funds is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in a combination of mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Affiliated Underlying Funds”), as well as mutual funds managed by other investment advisers and exchange-traded funds (“Unaffiliated Underlying Funds” and, together with the Affiliated Underlying Funds, the “Underlying Funds”). Each World Selection Fund invests according to the investment objectives and strategies described in its Prospectus.

All of the Emerging Markets Funds are non-diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

All of the Money Market Funds are diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by each Fund and each Portfolio in the preparation of its Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Securities Valuation:

A. Feeder Funds, Emerging Markets Funds and Portfolios

The Feeder Funds, Emerging Markets Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

B. Money Market Funds

Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

C. World Selection Funds

The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value in funds in which the World Selection Funds are invested are described in their respective notes to financial statements. The valuation techniques employed by the World Selection Funds are further described in Note 3 below.

Investment Transactions:

A. Feeder Funds

The Feeder Funds record investments into the Portfolios on a trade date basis.

B. Portfolios, Money Market Funds and Emerging Markets Funds

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

C. World Selection Funds

Changes in holdings of the Underlying Funds for each World Selection Fund are reflected not later than one business day after trade date. However, for financial reporting purposes, changes in holdings of the Underlying Funds are accounted for on trade date.

Foreign Currency Translation:

The accounting records of the Funds and the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Board of Trustee ("Trustees") of the Trust and the Portfolios Trust. Therefore, not all restricted securities are considered illiquid. At July 31, 2015 , all restricted securities held were deemed liquid. (need to verify this)

Participation Notes and Participatory Notes:

The Frontier Markets Fund and Asia ex-Japan Small Companies Equity Fund may invest in participation notes or participatory notes ("P-notes"). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instruments at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive an dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects the Fund that holds them to counterparty risk (and this risk bay be amplified if the Fund purchases P-notes from only a small number of issuers).

Repurchase Agreements:

The Money Market Funds (except the U.S. Treasury Money Market Fund) may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations. The repurchase price generally equals the price paid by a Money Market Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Money Market Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Master Repurchase Agreements (“MRA”) permit the Money Market Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Money Market Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to terms of the MRA, the Money Market Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Money Market Fund upon the maturity of the transaction. Upon bankruptcy or insolvency of the MRA counterparty, the Money Market Fund would recognize a liability with respect to such excess collateral to reflect the Money Market Fund’s obligation under bankruptcy law to return the excess to the counterparty. There is potential for loss to a Money Market Fund in the event the Money Market Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Money Market Fund seeks to assert its rights.

Derivative Instruments:

All open derivative positions at period end are reflected on each Fund's Schedule. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Forward Foreign Currency Exchange Contracts:

Each Emerging Market Fund may enter into forward foreign currency exchange contracts. The Emerging Market Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency or to enhance return. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Emerging Market Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Emerging Market Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty.

As of July 31, 2015, the Emerging Markets Funds entered into forward foreign currency exchange contracts to gain exposure to certain markets and for hedging purposes.

Options Contracts:

The Emerging Markets Funds may purchase or write put and call options on securities, indices, foreign currencies and derivative instruments. When purchasing options, the Emerging Markets Funds pay a premium which is recorded as the cost basis in the investment which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction. When writing options, the Emerging Markets Funds receive a premium which is recorded as a liability which is subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

The Emerging Markets Funds may purchase or write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Emerging Markets Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Emerging Markets Funds may enter into interest rate swaption agreements for hedging purposes. A swaption is an option to enter into a predefined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises their option. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. The Emerging Markets Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in interest rates.

The Emerging Markets Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to an Emerging Markets Fund at prearranged exposure levels to cover an Emerging Markets Fund’s exposure to the counterparty.

As of July 31, 2015, the Emerging Markets Funds did not invest in options.

Futures Contracts:

Each Emerging Markets Fund may invest in futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Emerging Markets Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Emerging Markets Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Emerging Markets Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Emerging Markets Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of July 31, 2015, the Emerging Market Debt Fund and Total Return Fund invested in futures contracts to gain exposure to certain markets and for hedging purposes.

Swap Agreements:

The Emerging Markets Funds may enter into swap contracts in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices.

The Emerging Markets Funds will usually enter into swaps on a net basis, which means that the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with an Emerging Markets Fund receiving or paying only the net amount of the two returns. Upfront receipts and payments are recorded as deferred income (liability) or deferred expense (asset), as the case may be. These upfront receipts and payments are amortized to income or expense over the life of the swap agreement. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. An Emerging Market Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Emerging Market Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities or pledging such securities as collateral.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that an Emerging Market Fund is contractually obligated to make. If the other party to an interest rate swap defaults, an Emerging Market Fund’s risk of loss consists of the net amount of interest payments that the Emerging Market Fund is contractually entitled to receive.

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that an Emerging Market Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding for which an Emerging Market Fund is the seller of protection are disclosed in the Schedules. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an Emerging Market Fund for the same referenced entity or entities.

The Emerging Markets Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to an Emerging Market Fund at prearranged exposure levels to cover an Emerging Market Fund’s exposure to the counterparty.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of an Emerging Market Fund would be less favorable than it would have been if this investment technique were not used.

As of July 31, 2015, the Emerging Markets Local Debt Fund and the Total Return Fund entered into interest rate swap agreements to manage their exposure to interest rates and as a substitute for investing directly in securities. The Emerging Markets Debt Fund and Total Return Fund also entered into credit default swap agreements primarily to manage and/or gain exposure to credit risk.

3. Investment Valuation Summary

The valuation techniques employed by the Funds and the Portfolios, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' and the Portfolios' investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets

●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The only transfers between levels as of July 31, 2015 are related to the use of the systematic valuation model to value foreign securities in the Frontier Markets Fund and the Asia ex-Japan Smaller Companies Equity Fund.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds and the Portfolios determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Feeder Funds and World Selection Funds

The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds and are typically categorized as Level 1 in the fair value hierarchy. The Feeder Funds record their investments in their respective Portfolios at fair value and are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolios are recorded at fair value, as more fully discussed below.

Portfolios and Emerging Markets Funds

Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded, foreign equity securities are valued in the appropriate currency at the last quoted sale price, or in the absence of recorded sales, at the readily available closing bid price on such exchange. If no sale is available because the country is on holiday the previous day’s last quoted sales rice would be utilized. These securities are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchanged traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

Rights and Warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. The time value of the warrants may also be considered by the Advisor. These instruments are typically categorized as Level 1 in the fair value hierarchy.

P-notes are valued by taking the last sales price of the underlying security on its primary exchange. In the absence of a recorded sale on the underlying security the readily available closing bid price on such exchange will be used. If no sale is available because the country is on holiday the previous day’s last quoted sales price would be utilized. All local prices will be converted to U.S. dollars using the foreign currency exchange rate as of the close of regular trading on the New York Stock Exchange. These instruments are typically categorized as Level 2 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy.

Forward foreign currency exchange contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the prevailing forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange, as provided by an approved pricing service, and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps and options, are generally valued by using a valuation provided by an approved independent pricing service and are typically categorized as Level 2 in the fair value hierarchy.

Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued at the bid price as of the time net asset value is determined on the basis of valuations furnished by a pricing service, the use of which has been approved by the Emerging Market Funds’ Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and matrix techniques which take into account appropriate factors such as the institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities and are typically categorized as Level 2 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio or Emerging Market Fund include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Portfolios and Emerging Markets Funds Trusts’ policy is intended to result in a calculation of a Portfolio’s or Emerging Market Fund’s net asset value (“NAV”) that fairly reflects security values as of the time of pricing, the Portfolios or Emerging Market Funds Trust cannot ensure that fair values determined would accurately reflect the price that a Portfolio or Emerging Market Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Portfolio or Emerging Market Fund may differ from the value that would be released if the securities were sold and the differences could be material to the financial statements.

In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Emerging Markets Funds’ NAVs are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When an Emerging Market Fund uses such a valuation model, the value assigned to the Emerging Market Fund’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The valuation of these securities may represent a transfer between Levels 1 and 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Emerging Market Funds to a significant extent.

Money Market Funds

Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value, and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method that may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Money Market Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Money Market Funds can be expected to vary with changes in prevailing interest rates.

Investments in other money market funds are priced at net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

As of the beginning and end of the quarter ended July 31, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of July 31, 2015 in valuing the Funds’ and Portfolios’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Funds’ and Portfolios’ Schedules.

Growth Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio(a)	–	79,607,109	–	79,607,109
Total Investment Securities	–	79,607,109	–	79,607,109

Opportunity Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio(a)	–	18,614,951	–	18,614,951
Total Investment Securities	–	18,614,951	–	18,614,951

Prime Money Market Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Certificates of Deposit	–	1,725,863,655	–	1,725,863,655
Commercial Paper and Notes	–	2,664,092,713	–	2,664,092,713
Corporate Obligations	–	164,503,102	–	164,503,102
Time Deposits	–	1,504,000,000	–	1,504,000,000
Total Investment Securities	–	6,058,459,470	–	6,058,459,470

U.S. Government Money Market Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Government and Government Agency Obligations	–	4,151,342,889	–	4,151,342,889
Repurchase Agreements	–	2,050,000,000	–	2,050,000,000
Total Investment Securities	–	6,201,342,889	–	6,201,342,889

U.S. Treasury Money Market Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Treasury Obligations	–	1,559,004,644	–	1,559,004,644
Total Investment Securities	–	1,559,004,644	–	1,559,004,644

Aggressive Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Company	470,805	–	–	470,805
Exchange Traded Funds	5,610,055	–	–	5,610,055
Unaffiliated Investment Companies	10,641,064	–	–	10,641,064
Total Investment Securities	16,721,924	–	–	16,721,924

Balanced Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	4,849,933	–	–	4,849,933
Exchange Traded Funds	12,010,139	–	–	12,010,139
Unaffiliated Investment Companies	25,735,183	–	–	25,735,183
Total Investment Securities	42,595,255	–	–	42,595,255

Moderate Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	4,739,936	–	–	4,739,936
Exchange Traded Funds	16,855,732	–	–	16,855,732
Unaffiliated Investment Companies	17,309,963	–	–	17,309,963
Total Investment Securities	38,905,631	–	–	38,905,631

Conservative Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	1,817,931	–	–	1,817,931
Exchange Traded Funds	10,792,718	–	–	10,792,718
Unaffiliated Investment Companies	5,068,096	–	–	5,068,096
Total Investment Securities	17,678,745	–	–	17,678,745

Income Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	79,316	–	–	79,316
Exchange Traded Funds	832,133	–	–	832,133
Unaffiliated Investment Companies	310,477	–	–	310,477
Total Investment Securities	1,221,926	–	–	1,221,926

Emerging Markets Debt Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Yankee Dollars	–	9,605,887	–	9,605,887
Corporate Bonds	–	89,886	–	89,886
Investment Company	1,051,232	–	–	1,051,232
U.S. Treasury Obligations	–	1,226,119	–	1,226,119
Total Investment Securities	1,051,232	10,921,892	–	11,973,124
Other Financial Instruments:(b)
Futures Contracts	(994)	–	–	(994)
Credit Default Swaps	–	11,500	–	11,500
Forward Currency Contracts	–	78,181	–	78,181
Total Investments	1,050,238	11,011,573	–	12,061,811

Emerging Markets Local Debt Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	16,050,598	–	16,050,598
Yankee Dollar	–	199,842	–	199,842
Investment Company	3,628,251	–	–	3,628,251
Total Investment Securities	3,628,251	16,250,440	–	19,878,691
Other Financial Instruments:(b)
Interest Rate Swaps	–	(46,742)	–	(46,742)
Forward Currency Contracts	–	(97,678)	–	(97,678)
Total Investments	3,628,251	16,106,020	–	19,734,271

Frontier Markets Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks
Banks	18,440,642	49,094,896	–	67,535,538
Oil Gas and consumables	1,522,391	665,084	–	2,187,475
Other Common Stocks	–	100,288,011	–	100,288,011
Convertible Corporate Bonds	–	235,470	–	235,470
Participatory Notes	–	21,337,316	–	21,337,316
Investment Company	11,178,149	–	–	11,178,149
Total Investment Securities	31,141,182	171,620,777	–	202,761,959

Total Return Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	169,957,412	–	169,957,412
Yankee Dollars	–	449,883,403	–	449,883,403
Affiliated Investment Company	25,000,000	–	–	25,000,000
Investment Company	169,422,878	–	–	169,422,878
U.S. Treasury Obligations	–	338,622,115	–	338,622,115
Commercial Paper	–	124,995,737	–	124,995,737
Total Investment Securities	194,422,878	1,083,458,667	–	1,277,881,545
Other Financial Instruments:(b)
Futures Contracts	(138,441)	–	–	(138,441)
Interest Rate Swaps	–	245,797	–	245,797
Credit Default Swaps	–	130,068	–	130,068
Forward Currency Contracts	–	25,753,415	–	25,753,415
Total Investments	194,284,437	1,109,587,947	–	1,303,872,384

Asia ex-Japan Smaller Companies Equity Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	–	8,674,887	–	8,674,887
Participatory Notes	–	1,303,947	–	1,303,947
Investment Company	4,880	–	–	4,880
Right	–	3,446	–	3,446
Total Investment Securities	4,880	9,982,280	–	9,987,160

Global High Yield Bond Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	4,299,094	–	4,299,094
Yankee Dollars	–	4,532,104	–	4,532,104
Corporate Bonds	–	13,650,359	–	13,650,359
Exchange Traded Fund	388,015	–	–	388,015
Investment Company	1,099,603	–	–	1,099,603
Total Investment Securities	1,487,618	22,481,557	–	23,969,175
Other Financial Instruments:(b)
Forward Currency Contracts	–	45,048	–	45,048
Total Investments	1,487,618	22,526,605	–	24,014,223

Global High Income Bond Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	6,063,880	–	6,063,880
Yankee Dollars	–	7,207,548	–	7,207,548
Corporate Bonds	–	8,843,794	–	8,843,794
Exchange Traded Fund	503,634	–	–	503,634
Investment Company	2,137,819	–	–	2,137,819
Total Investment Securities	2,641,453	22,115,222	–	24,756,675
Other Financial Instruments:(b)
Forward Currency Contracts	–	72,164	–	72,164
Total Investments	2,641,453	22,187,386	–	24,828,839

Growth Portfolio
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	78,897,786	–	–	78,897,786
Investment Company	855,488	–	–	855,488
Total Investment Securities	79,753,274	–	–	79,753,274

Opportunity Portfolio
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	237,358,342	–	–	237,358,342
Investment Company	3,011,524	–	–	3,011,524
Total Investment Securities	240,369,866	–	–	240,369,866

(a)	Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds' master-feeder structure, the inputs used for valuing the instruments are categorized as Level 2.
(b)	Other financial instruments would include any derivative instruments, such as forward foreign currency contracts, futures contacts, and swap agreements.

4. Investment Risks:

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Derivatives Risk: The term “derivatives” covers a broad range of investments, including futures and currency forwards. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund. The success of Fund’s derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, index or rate. Certain derivative positions may be difficult to close out when a Fund’s portfolio manager may believe it would be appropriate to do so. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements may also subject a Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

5. Federal Income Tax Information:

At July 31, 2015, the cost basis of securities (which excludes investments in Affiliated Portfolios) for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)
Growth Portfolio	59,080,145	21,197,886	(524,757)	20,673,129
Opportunity Portfolio	201,059,925	50,049,028	(10,739,087)	39,309,941
Prime Money Market Fund	6,058,459,470	-	-	-
U.S. Government Money Market Fund	6,201,349,049	-	(6,160)	(6,160)
U.S. Treasury Money Market Fund	1,559,004,644	-	-	-
Aggressive Strategy Fund	16,615,122	542,712	(435,910)	106,802
Balanced Strategy Fund	42,952,279	1,066,716	(1,423,740)	(357,024)
Moderate Strategy Fund	39,406,399	690,107	(1,190,875)	(500,768)
Conservative Strategy Fund	17,884,963	225,709	(431,927)	(206,218)
Income Strategy Fund	1,233,254	15,629	(26,957)	(11,328)
Emerging Markets Debt Fund	12,184,693	166,169	(377,738)	(211,569)
Emerging Markets Local Debt Fund	22,817,597	229	(2,939,135)	(2,938,906)
Frontier Markets Fund	217,586,791	9,000,097	(23,824,929)	(14,824,832)
Total Return Fund	1,289,219,571	4,586,986	(15,925,012)	(11,338,026)
Asia ex-Japan Smaller Equities Fund	10,217,360	738,067	(968,267)	(230,200)
Global High Yield Bond Fund	24,190,202	31,986	(253,013)	(221,027)
Global High Income Bond Fund	24,810,865	101,415	(155,605)	(54,190)

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Funds

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 24, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 24, 2015

By (Signature and Title)	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	September 24, 2015